UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust
(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Themes Airlines ETF
AIRL (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Airlines ETF for the period of December 8, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/AIRL. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Airlines ETF	$29*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Airlines ETF (AIRL) launched December 8, 2023 and has seen a 6.63% return since inception. AIRL seeks to track the Solactive Airlines Index (SOLAIRN), which identifies the largest 30 airline companies by market capitalization. AIRL seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLAIRN Index.
Airline stocks have had a mixed performance in 2024, with some volatility influenced by multiple factors, including fluctuating fuel prices, economic uncertainty, and political unrest. Although fuel costs per gallon in the U.S. dipped slightly from July 2024 to August 2024, reaching $2.47, they remain significantly higher than pre-pandemic levels. Fuel costs and price volatility are crucial as they can impact operational costs, especially for budget carriers heavily reliant on cost control. The industry also faces global challenges, including inflation, supply chain issues, and sporadic disruptions from political instability in certain regions. However, a strong travel demand has largely offset these factors, especially with Asia-Pacific markets recovering and airlines forecasting higher passenger revenue growth. This demand has boosted industry performance. Despite this recovery, the industry still trades below pre-pandemic levels.
The top contributor and detractor AIRL’s performance included Skywest, which increased by 73.47%, and Spirit Airlines, which declined 82.91%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Airlines ETF	PAGE 1	TSR-AR-882927106

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Airlines ETF	6.63
MSCI ACWI Index	24.05
Solactive Airlines Index	6.98
Visit www.themesetfs.com/etfs/AIRL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$799,707
Number of Holdings	30
Net Advisory Fee	$1,592
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Alaska Air Group, Inc.	5.2%
International Consolidated Airlines Group SA	5.1%
Qantas Airways Ltd.	5.1%
United Airlines Holdings, Inc.	5.1%
Deutsche Lufthansa AG	4.8%
ANA Holdings, Inc.	4.8%
easyJet PLC	4.8%
Japan Airlines Co. Ltd.	4.6%
Southwest Airlines Co.	4.5%
Delta Air Lines, Inc.	4.5%

Top Sectors	(% of net assets)
Industrials	99.3%
Cash & Other	0.7%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Airlines ETF	PAGE 2	TSR-AR-882927106

Themes Cloud Computing ETF
CLOD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$29*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cloud Computing ETF (CLOD) launched on December 15, 2023 and has seen a 12.21% return since inception. CLOD seeks to track the Solactive Cloud Computing Index (SOLCLOUN), which identifies the largest 50 companies by market capitalization that derive their revenues from: (1) Digital Security, (2) E-Commerce, (3) Infrastructure, (4) Data Infrastructure, (5) Data Architecture, (6) Internet Infrastructure, and (7) Data Support. CLOD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLCLOUN Index.
Cloud computing stock have seen solid growth in 2024, largely fueled by increasing corporate investments in digital infrastructure and AI-driven solutions, as organizations scale up remote work solutions and data storage needs. However, this sector has faced some challenges due to rising costs associated with expanding cloud infrastructure and operational expenses. These expenses are compounded by global supply chain issues that have affected the availability of necessary components for data centers and cloud servers. Political factors, such as regulations on data privacy and security, have also impacted the industry. Despite these obstacles, strong demand for cloud services across sectors like e-commerce, entertainment, and artificial intelligence applications has sustained positive performance, reinforcing cloud computing as a critical component of business modernization strategies.
The top contributor and detractor to CLOD’s performance included Oracle Corp, which increased by 66.56%, and Snowflake Inc – Class A, which declined 42.28%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Cloud Computing ETF	PAGE 1	TSR-AR-882927205

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes Cloud Computing ETF	12.21
MSCI ACWI Index	20.49
Solactive Cloud Computing Index	12.53
Visit www.themesetfs.com/etfs/CLOD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,402,619
Number of Holdings	51
Net Advisory Fee	$3,076
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
ServiceNow, Inc.	5.2%
Oracle Corp.	5.2%
MercadoLibre, Inc.	5.0%
SAP SE	4.9%
Salesforce, Inc.	4.7%
Palo Alto Networks, Inc.	4.4%
Intuit, Inc.	4.3%
Amazon.com, Inc.	4.1%
Microsoft Corp.	4.0%
Adobe, Inc.	4.0%

Top Sectors	(% of net assets)
Technology	79.8%
Communications	10.4%
Consumer Discretionary	9.0%
Cash & Other	0.8%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Cloud Computing ETF	PAGE 2	TSR-AR-882927205

Themes Copper Miners ETF
COPA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Copper Miners ETF for the period of September 24, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$1*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Copper Miners ETF (COPA) launched September 24, 2024 and has seen a 12.03% return since inception. COPA seeks to track the BITA Global Copper Mining Select Index (BGCMSI), which identifies companies that derive their revenues from copper mining, explorations, refining, and royalties. COPA seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGCMSI Index.
Copper mining stocks have seen strong performance this year, largely driven by a surge in demand linked to the global transition to clean energy technologies. The critical role of copper in electric vehicles, solar panels, and wind energy systems has led to increased demand for copper. As of September 2024, copper prices are hovering around $4.31 per pound, which reflects a recovery from earlier lows this year, boosting investor sentiment and leading to increased interest in copper-related investments.
The top contributor and detractor to COPA’s performance included Jiujiang Defu Technologies Class - A, which increased by 29.81%, and Ero Copper Corp, which declined 1.20%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Copper Miners ETF	PAGE 1	TSR-AR-882927783

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Copper Miners ETF	12.03
MSCI ACWI Index	1.46
BITA Global Copper Mining Select Index	12.26
Visit www.themesetfs.com/etfs/COPA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$560,610
Number of Holdings	47
Net Advisory Fee	$31
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Freeport-McMoRan, Inc.	10.0%
First Quantum Minerals Ltd.	4.8%
BHP Group Ltd.	4.7%
Capstone Copper Corp.	4.5%
Jiujiang Defu Technology Co. Ltd.	4.5%
Glencore PLC	4.4%
Southern Copper Corp.	4.2%
Antofagasta PLC	4.2%
China Nonferrous Mining Corp. Ltd.	4.0%
Jiangxi Copper Co. Ltd.	3.5%

Top Sectors	(% of net assets)
Materials	99.7%
Cash & Other	0.3%
The Fund is distributed by ALPS Distributors, Inc
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Copper Miners ETF	PAGE 2	TSR-AR-882927783

Themes Cybersecurity ETF
SPAM (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of December 8, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$31*	0.36%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cybersecurity ETF (SPAM) was launched on December 8, 2023 and has seen a 15.83% return since inception. SPAM seeks to track the Solactive Cybersecurity Index (SOCYBERN), which identifies the largest 35 companies by market capitalization in digital security software. SPAM seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOCYBERN Index.
Cybersecurity stocks have seen impressive gains this year as the demand for robust digital defenses continues to grow globally. With a surge in cyber threats affecting sectors from finance to healthcare, companies are investing heavily in insecurity solutions to protect sensitive data and infrastructure. High-profile incidents, like ransomware attacks on critical infrastructure, have highlighted vulnerabilities, prompting both corporate and government spending in cybersecurity. Additionally, the rise of AI-powered cyber tools and services has expanded the scope of cybersecurity, attracting investors looking to capitalize on this technological growth area.
The top contributor and detractor of SPAM’s performance included Darktrace, which increased by 68.68%, and Fastly Inc –Class A, which declined 67.47%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Cybersecurity ETF	PAGE 1	TSR-AR-882927304

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Cybersecurity ETF	15.83
MSCI ACWI Index	24.05
Solactive Cybersecurity Index	16.31
Visit www.themesetfs.com/etfs/SPAM for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,737,515
Number of Holdings	34
Net Advisory Fee	$3,582
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Trend Micro, Inc.	5.8%
Fortinet, Inc.	5.7%
Clear Secure, Inc.	5.2%
Varonis Systems, Inc.	5.1%
SentinelOne, Inc.	5.0%
CACI International, Inc.	4.9%
Check Point Software Technologies Ltd.	4.7%
CyberArk Software Ltd.	4.5%
Booz Allen Hamilton Holding Corp.	4.4%
Darktrace PLC	4.3%

Top Sectors	(% of net assets)
Technology	90.4%
Communications	5.7%
Industrials	3.6%
Financials	0.1%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Cybersecurity ETF	PAGE 2	TSR-AR-882927304

Themes European Luxury ETF
FINE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes European Luxury ETF for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/FINE. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes European Luxury ETF	$27*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes European Luxury ETF (FINE) launched December 15, 2023 and has seen a -5.02% return since inception. FINE seeks to track the Solactive European Luxury Index (SOLELUXN), which identifies 25 European luxury companies that generate their revenues from either: (1) Luxury Accessories, (2) Premium Clothing, (3) Luxury Beauty Products, (4) Cars & Yachts or (5) Upscale Hospitality. FINE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLELUXN Index.
Luxury stocks have seen notable volatility this year, as demand for high-end goods has been heavily influenced by economic conditions in China, a critical market for luxury brands. As one of the world’s largest consumer bases for luxury products, China’s economic fluctuations directly impact the performance of luxury-focused stocks. With China experiencing slower-than-expected economic recovery and consumer spending tightening, luxury companies that rely on affluent Chinese shoppers have faced softer sales growth. However, despite these headwinds, the global demand for luxury goods remains resilient, especially in the U.S. and Europe, helping to balance some of the downturn in Asia.
The top contributor and detractor to FINE’s performance included COATS Group PLC, which increased by 41.85%, and Burberry Group PLC, which declined 49.10%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes European Luxury ETF	PAGE 1	TSR-AR-882927403

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes European Luxury ETF	-5.02
MSCI ACWI Index	20.49
Solactive European Luxury Index	-4.53
Visit www.themesetfs.com/etfs/FINE for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$712,362
Number of Holdings	26
Net Advisory Fee	$1,412
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Capri Holdings Ltd.	4.7%
Watches of Switzerland Group PLC	4.7%
Interparfums SA	4.6%
Coats Group PLC	4.6%
Prada SpA	4.4%
Givaudan SA	4.4%
Brunello Cucinelli SpA	4.3%
Hugo Boss AG	4.3%
Ferrari NV	4.2%
Swatch Group AG	4.2%

Top Sectors	(% of net assets)
Consumer Discretionary	90.6%
Consumer Staples	4.6%
Materials	4.4%
Cash & Other	0.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes European Luxury ETF	PAGE 2	TSR-AR-882927403

Themes Generative Artificial Intelligence ETF
WISE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of December 8, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$31*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Generative Artificial Intelligence ETF (WISE) was launched December 8, 2023 and has seen a 19.35% return since inception. WISE seeks to track the Solactive Generative Artificial Intelligence Index (SOLGAIN), which identifies 40  companies that derive their revenues from either (1) Artificial Intelligence, (2) Data Analytics & Big Data, (3) Natural Language Processing or (4) Artificial Intelligence-Driven Services. WISE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGAIN Index.
AI-focused stocks have experienced notable success in 2024, primarily due to the rapid acceleration of artificial intelligence technologies across various industries. The integration of AI into sectors such as healthcare, finance, and manufacturing has created a surge in demand for AI-related solutions, benefiting companies involved in developing and deploying AI technologies. Additionally, significant investments in AI infrastructure and research have bolstered investor confidence, leading to increased capital inflows into AI-focused funds. The combination of these factors has propelled AI stocks to strong performance, with many recording substantial year-to-date gains.
The top contributor and detractor to WISE’s performance was Nvidia, which increased by 155.69%, and Quicklogic Corporation, which declined 52.57%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Generative Artificial Intelligence ETF	PAGE 1	TSR-AR-882927502

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Generative Artificial Intelligence ETF	19.35
MSCI ACWI Index	24.05
Solactive Generative Artificial Intelligence Index	20.02
Visit www.themesetfs.com/etfs/WISE for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$13,128,895
Number of Holdings	41
Net Advisory Fee	$37,541
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Advanced Micro Devices, Inc.	5.0%
Microsoft Corp.	4.8%
Intel Corp.	4.8%
Amazon.com, Inc.	4.6%
NVIDIA Corp.	4.5%
UiPath, Inc.	4.2%
Alphabet, Inc.	4.1%
Oracle Corp.	3.9%
Broadcom, Inc.	3.6%
PKSHA Technology, Inc.	3.6%

Top Sectors	(% of net assets)
Technology	81.5%
Communications	9.0%
Consumer Discretionary	6.4%
Financials	2.5%
Health Care	0.2%
Cash & Other	0.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Generative Artificial Intelligence ETF	PAGE 2	TSR-AR-882927502

Themes Global Systemically Important Banks ETF
GSIB (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$31*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Global Systemically Important Banks ETF (GSIB) launched December 15, 2023 and has seen a 25.09% return since inception. GSIB actively invests in the 28 publicly traded global banks that have been identified as “systemically important” by the Financial Stability Board (FSB) and the Basel Committee on Banking Supervision (BCBS). A bank is deemed “systemically important” due to its size, interconnectedness, financial infrastructure, complexity, and cross juris dictional activity.
Global Systemically Important Banks stocks have performed well this year, supported by rising net interest income (NII) due to higher interest rates, which allow banks to earn more from the spread between what they pay on deposits and what they earn on loans. Additionally, there has been a gradual recovery in investment banking activities, with increased mergers and acquisitions, IPOs, and other capital markets transactions boosting fee income. This rebound in investment banking, combined with stable or growing NII, has bolstered profits for many GSIBs, even as they navigate regulatory requirements and market uncertainties.
The top contributor and detractor to GSIB’s performance was Barclays PLC - Sponsored ADR, which increased by 69.72%, and Société Generale SA, which declined 1.10%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Global Systemically Important Banks ETF	PAGE 1	TSR-AR-882927601

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes Global Systemically Important Banks ETF	25.09
MSCI ACWI Index	20.49
KBW Nasdaq Global Bank Index	26.28
Visit www.themesetfs.com/etfs/GSIB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,189,148
Number of Holdings	29
Net Advisory Fee	$3,211
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Bank of New York Mellon Corp.	4.0%
State Street Corp.	4.0%
Royal Bank of Canada	4.0%
Bank of Communications Co. Ltd.	3.8%
Bank of China Ltd.	3.6%
Industrial & Commercial Bank of China Ltd.	3.6%
Mizuho Financial Group, Inc.	3.6%
China Construction Bank Corp.	3.6%
Credit Agricole SA	3.6%
Citigroup, Inc.	3.6%

Top Sectors	(% of net assets)
Financials	99.9%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Global Systemically Important Banks ETF	PAGE 2	TSR-AR-882927601

Themes Gold Miners ETF
AUMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Gold Miners ETF for the period of December 13, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$35*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Gold Miners ETF (AUMI) launched December 13, 2023 and has seen a 50.48% return since inception. AUMI seeks to track the Solactive Global Pure Gold Miners Index (SOLGLPGM), which identifies the largest 30 companies by market capitalization that derive their revenues from gold mining. AUMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGLPGM Index.
Overall, gold mining stocks have performed exceptionally well this year, largely driven by the rising price of gold, which as of September surged to over $2,600 per ounce. The increase in gold prices has been fueled by global economic uncertainty, inflationary pressures, and geopolitical tensions, all of which have bolstered demand for gold as a safe-haven asset. Additionally, central bank purchases of gold and a weaker U.S. dollar have further supported the metal’s price, leading to strong profitability for gold mining companies and boosting the performance of related stocks.
The top contributor and detractor to AUMI’s performance included IAMGOLD, which increased by 123.31%, and Gold Resources LTD, which declined 0.26%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Gold Miners ETF	PAGE 1	TSR-AR-882927700

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes Gold Miners ETF	50.48
MSCI ACWI Index	22.88
Solactive Global Pure Gold Miners Index	51.41
Visit www.themesetfs.com/etfs/AUMI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,257,169
Number of Holdings	23
Net Advisory Fee	$4,252
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Centamin PLC	5.3%
De Grey Mining Ltd.	5.3%
Endeavour Mining PLC	5.0%
B2Gold Corp.	4.9%
Northern Star Resources Ltd.	4.9%
Ramelius Resources Ltd.	4.9%
OceanaGold Corp.	4.8%
Lundin Gold, Inc.	4.8%
Gold Fields Ltd.	4.8%
Perseus Mining Ltd.	4.7%

Top Sectors	(% of net assets)
Materials	99.2%
Cash & Other	0.8%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Gold Miners ETF	PAGE 2	TSR-AR-882927700

Themes Lithium & Battery Metal Miners ETF
LIMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of September 24, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$1*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Lithium & Battery Metal Miners ETF (LIMI) launched September 24, 2024 and has seen a 22.44% return since inception. LIMI seeks to track the BITA Global Lithium and Battery Metals Index (BGLISI), which identifies companies that derive their revenues from lithium and battery metals mining, explorations, refining, and royalties. LIMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGLISI Index.
Lithium mining stocks have performed exceptionally well this year, driven by the growing demand for electric vehicles (EVs) and renewable energy storage. With lithium prices hovering around $10,400 per ton in September, the battery metal remains a crucial component for EV batteries. The global shift toward clean energy, coupled with government incentives for EV production and adoption, has intensified the demand for lithium. Supply chain bottlenecks and production challenges have kept lithium prices elevated, further boosting the profitability of lithium mining stocks.
The top contributor and detractor to LIMI’s performance included Tianqi Lithium Corp - A, which increased by 28.62%, and Canada Nickel Co. Inc., which declined 3.71%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Lithium & Battery Metal Miners ETF	PAGE 1	TSR-AR-882927775

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Lithium & Battery Metal Miners ETF	22.44
MSCI ACWI Index	1.46
BITA Global Lithium and Battery Metals Index	21.95
Visit www.themesetfs.com/etfs/LIMI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$615,118
Number of Holdings	48
Net Advisory Fee	$32
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Pilbara Minerals Ltd.	4.3%
Albemarle Corp.	4.0%
Tianqi Lithium Corp.	3.9%
Guangzhou Tinci Materials Technology Co. Ltd.	3.4%
Core Lithium Ltd.	3.3%
Sayona Mining Ltd.	3.3%
Beijing Easpring Material Technology Co. Ltd.	3.2%
Arcadium Lithium PLC	3.2%
Lithium Americas Argentina Corp.	3.0%
GEM Co. Ltd.	2.9%

Top Sectors	(% of net assets)
Materials	99.9%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Lithium & Battery Metal Miners ETF	PAGE 2	TSR-AR-882927775

Themes Natural Monopoly ETF
CZAR (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of December 13, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$31*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Natural Monopoly ETF (CZAR) launched December 13, 2023 and has seen an 18.71% return since inception. CZAR seeks to track the Solactive Natural Monopoly Index (SOLNMONN), which identifies the top 5 companies within 19 different sectors that have: (1) High Sales, (2) Stable Profitability, (3) Stable Return on Equity, (4) Operational Efficiency and (5) Reinvestment of Profits. CZAR seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNMONN Index.
Natural monopoly stocks have seen strong performance this year as investors increasingly turn to stable, income-generating sectors amid market volatility. Natural monopolies—industries where a single provider is most efficient due to high infrastructure costs and economies of scale, such as utilities, railroads, and some telecommunications—offer steady, predictable cash flows. With rising inflation and economic uncertainty, these sectors are attractive for their defensive qualities and potential for inflation-linked revenue. Additionally, increased government spending on infrastructure and regulatory support has bolstered these companies.
The top contributor and detractor to CZAR’s performance included Meta Platforms Inc - Class A, which increased by 71.52%, and Open Text Corp, which declined 18.94%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Natural Monopoly ETF	PAGE 1	TSR-AR-882927809

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes Natural Monopoly ETF	18.71
MSCI ACWI Index	22.88
Solactive Natural Monopoly Index	19.01
Visit www.themesetfs.com/etfs/CZAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,483,837
Number of Holdings	96
Net Advisory Fee	$2,419
Portfolio Turnover	113%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Legrand SA	3.8%
Cisco Systems, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Singapore Exchange Ltd.	3.5%
Fortive Corp.	3.5%
Open Text Corp.	3.4%
BlackRock, Inc.	3.3%
Analog Devices, Inc.	3.3%
Dassault Systemes SE	3.2%
American Express Co.	3.2%

Top Sectors	(% of net assets)
Technology	19.9%
Industrials	19.2%
Financials	17.9%
Consumer Staples	11.8%
Health Care	11.0%
Communications	6.8%
Consumer Discretionary	3.8%
Materials	3.6%
Energy	3.0%
Cash & Other	3.0%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Natural Monopoly ETF	PAGE 2	TSR-AR-882927809

Themes Robotics & Automation ETF
BOTT (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Robotics & Automation ETF for the period of April 22, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Robotics & Automation ETF	$16*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Robotics & Automation ETF (BOTT) launched April 22, 2024 and has seen a 12.51% return since inception. BOTT seeks to track the Solactive Industrial Robotics & Automation Index (SOLIROBO), which identifies the largest 30companies with a positive total return over the past 12 months in the following industry groups: (1) Factory Automation Equipment, (2) General/Processor/Specialized Semiconductors, (3) Industrial Machine Parts and Support Equipment, and (4) Programmable Logic and ASIC Semiconductors.
This year has been strong for the robotics and automation sector, driven by escalating demand for artificial intelligence and automation in industries like healthcare, manufacturing, and logistics. Companies producing advanced robotic and AI-enabled technologies have thrived as businesses worldwide seek efficiency and cost-saving measures. High-profile firms involved in robotic-assisted surgery, autonomous systems, and AI chips have seen growth in line with rising AI adoption. Economic and political factors have added complexity, with trade restrictions and supply chain disruptions impacting the availability of robotic components.
The top contributor and detractor to BOTT’s performance included Credo Technology Group, which increased by 75.10%, and DMG Mori Co. LTD, which declined 20.40%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Robotics & Automation ETF	PAGE 1	TSR-AR-882927833

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2024)
Themes Robotics & Automation ETF	12.51
MSCI ACWI Index	15.54
Solactive Industrial Robotics & Automation Index	6.39
Visit www.themesetfs.com/etfs/BOTT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$562,547
Number of Holdings	30
Net Advisory Fee	$822
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Japan Steel Works Ltd.	4.3%
Impinj, Inc.	4.3%
Konecranes Oyj	4.3%
Semtech Corp.	4.2%
Cargotec Oyj	4.1%
ANDRITZ AG	3.8%
Haitian International Holdings Ltd.	3.8%
Esab Corp.	3.8%
GEA Group AG	3.7%
Valmet Oyj	3.6%

Top Sectors	(% of net assets)
Industrials	57.7%
Technology	38.9%
Consumer Discretionary	2.7%
Cash & Other	0.7%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Robotics & Automation ETF	PAGE 2	TSR-AR-882927833

Themes Silver Miners ETF
AGMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Silver Miners ETF for the period of May 3, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$15*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Silver Miners ETF (AGMI) launched May 3, 2024 and has seen a 16.01% return since inception. AGMI seeks to track the STOXX Global Silver Miners Index (STXSILVV), which identifies companies that derive their revenues from silver mining. AGMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the STXSILVV Index.
Silver mining stocks have seen strong gains this year, supported by the rising price of silver, which has hovered between $24 to $31 per ounce since the fund’s inception in May 2024. Silver’s performance has been driven by increased industrial demand, particularly from the renewable energy and electronics sectors, where silver is a key component. Additionally, inflation concerns and market volatility have pushed investors toward precious metals as a hedge, benefiting silver alongside gold. The combination of robust industrial use and safe haven buying has contributed to the performance of silver mining stocks.
The top contributor and detractor to AGMI’s performance included Newmont Corp, which increased by 32.90%, and Industrias Penoles SAB DE CV, which declined 10.78%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Silver Miners ETF	PAGE 1	TSR-AR-882927817

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/03/2024)
Themes Silver Miners ETF	16.01
MSCI ACWI Index	12.82
STOXX Global Silver Mining Index	16.38
Visit www.themesetfs.com/etfs/AGMI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$580,070
Number of Holdings	26
Net Advisory Fee	$770
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Pan American Silver Corp.	9.3%
Industrias Penoles SAB de CV	9.2%
Wheaton Precious Metals Corp.	9.1%
Southern Copper Corp.	8.2%
First Majestic Silver Corp.	6.6%
Jiangxi Copper Co. Ltd.	5.4%
KGHM Polska Miedz SA	4.9%
Silvercorp Metals, Inc.	4.8%
Fresnillo PLC	4.8%
Aya Gold & Silver, Inc.	4.7%

Top Sectors	(% of net assets)
Materials	99.6%
Cash & Other	0.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Silver Miners ETF	PAGE 2	TSR-AR-882927817

Themes Uranium & Nuclear ETF
URAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of September 24, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$1*	0.35%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Uranium & Nuclear ETF (URAN) launched September 24, 2024 and has seen a 5.64% return since inception. URAN seeks to track the BITA Global Uranium and Nuclear Select Index (BGUNSI), which identifies companies that derive their revenues from uranium mining, explorations, refining, processing, and royalties, as well as nuclear energy, equipment, technology, and infrastructure. URAN seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGUNSI Index.
Uranium and nuclear energy stocks have surged this year, fueled by growing demand for clean and reliable energy. With uranium prices climbing above $70 per pound in September 2024, the highest in over a decade, nuclear energy has regained attention as countries push toward low-carbon energy solutions. Governments around the world, including the U.S. and China, are investing heavily in expanding nuclear capacity to meet energy transition goals, driving up demand for uranium. Supply constraints, along with geopolitical uncertainties, have also played a role in pushing uranium prices higher, further boosting the performance of related mining and nuclear energy stocks.
The top contributor and detractor to URAN’s performance included Chengdu Guoguang Electric - A, which increased by 38.53%, and Uranium Energy Corp, which declined 3.72%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes Uranium & Nuclear ETF	PAGE 1	TSR-AR-882927759

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Uranium & Nuclear ETF	5.64
MSCI ACWI Index	1.46
BITA Global Uranium and Nuclear Select Index	5.78
Visit www.themesetfs.com/etfs/URAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$558,203
Number of Holdings	34
Net Advisory Fee	$32
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Constellation Energy Corp.	11.0%
Cameco Corp.	8.5%
NuScale Power Corp.	5.8%
Uranium Energy Corp.	5.2%
PG&E Corp.	5.1%
Paladin Energy Ltd.	5.1%
China National Nuclear Power Co. Ltd.	4.6%
NexGen Energy Ltd.	4.5%
Centrus Energy Corp.	4.5%
Yellow Cake PLC	4.1%

Top Sectors	(% of net assets)
Materials	53.1%
Utilities	30.5%
Industrials	14.6%
Technology	1.6%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes Uranium & Nuclear ETF	PAGE 2	TSR-AR-882927759

Themes US Cash Flow Champions ETF
USCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of December 13, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/USCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$26*	0.30%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Cash Flow Champions ETF (USCF) was launched on December 13, 2023 and has seen a 20.80% return since inception. USCF seeks to track the Solactive US Cash Flow Champions Index (SOLUCFCT), which identifies the top 75 large/mid capitalization companies with the highest 3 years of positive cash flow yield. USCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUCFCT Index.
U.S. Cash Flow stocks have performed well this year as companies with strong cash flow become increasingly attractive in a volatile economic environment. With persistent inflationary pressures and rising costs, investors have been favoring firms that generate steady, high cash flows, which can provide a buffer against economic downturns. Additionally, as the Federal Reserve signaled a potential pause in interest rate hikes, companies with healthy cash positions are less affected by borrowing costs, further boosting their appeal.
The top contributor and detractor of USCF’s performance included Broadcom Inc, which increased by 60.72%, and Humana, which declined 34.32%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Cash Flow Champions ETF	PAGE 1	TSR-AR-882927882

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US Cash Flow Champions ETF	20.80
S&P 500 Index	25.49
Solactive US Cash Flow Champions Index	21.14
Visit www.themesetfs.com/etfs/USCF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$905,969
Number of Holdings	76
Net Advisory Fee	$1,486
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
AbbVie, Inc.	5.4%
Broadcom, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.8%
Wells Fargo & Co.	4.4%
Chevron Corp.	4.4%
Pfizer, Inc.	3.7%
American Express Co.	3.6%
Progressive Corp.	3.4%
ConocoPhillips	2.9%

Top Sectors	(% of net assets)
Financials	39.3%
Energy	20.8%
Health Care	19.8%
Technology	7.7%
Consumer Discretionary	4.2%
Consumer Staples	3.9%
Materials	2.2%
Communications	1.1%
Industrials	0.3%
Cash & Other	0.7%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes US Cash Flow Champions ETF	PAGE 2	TSR-AR-882927882

Themes US Infrastructure ETF
HWAY (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of September 12, 2024 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$1*	0.29%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Infrastructure ETF (HWAY) launched September 12, 2024 and has seen an 8.31% return since inception. HWAY seeks to track the Solactive United States Infrastructure Index (SOLUSIST), which identifies 100 US infrastructure companies that derive their revenues from either:(1) Building Materials & Equipment, (2) Construction, (3) Logistics or (4) Engineering Services. HWAY seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUSIST Index.
U.S. infrastructure stocks have gained momentum this year, driven by increased government investment in rebuilding and modernizing American infrastructure. The passing of substantial federal legislation, including the Infrastructure Investment and Jobs Act, has earmarked billions for projects like roads, bridges, clean energy, and broadband expansion. This influx of funding benefits companies involved in construction, engineering, utilities, and materials, all key holdings in infrastructure-focused ETFs.
The top contributor and detractor to HWAY’s performance included Caterpillar Inc, which increased by 15.18%, and Norfolk Southern Corp, which declined 2.39%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Infrastructure ETF	PAGE 1	TSR-AR-882927726

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/12/2024)
Themes US Infrastructure ETF	8.31
S&P 500 Index	3.82
Solactive United States Infrastructure Index	8.33
Visit www.themesetfs.com/etfs/HWAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$541,571
Number of Holdings	102
Net Advisory Fee	$75
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Caterpillar, Inc.	4.7%
Union Pacific Corp.	4.6%
Deere & Co.	4.5%
Norfolk Southern Corp.	4.5%
United Rentals, Inc.	4.3%
Emerson Electric Co.	4.3%
CSX Corp.	4.3%
Quanta Services, Inc.	3.4%
WW Grainger, Inc.	3.3%
Fastenal Co.	3.3%

Top Sectors	(% of net assets)
Industrials	71.6%
Materials	23.0%
Consumer Discretionary	4.3%
Energy	0.4%
Utilities	0.3%
Technology	0.3%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes US Infrastructure ETF	PAGE 2	TSR-AR-882927726

Themes US R&D Champions ETF
USRD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of December 13, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$26*	0.29%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US R&D Champions ETF (USRD) was launched December 13, 2023 and has seen a 24.56% return since inception. USRD seeks to track the Solactive US R&D Champions Index (SOLURDCT), which identifies 50 profitable R&D companies with (1) 3 years of Increasing R&D Spending, (2) 3 years of Positive Return on Equity (ROE), and (3) Positive Profit Margins. USRD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLURDCT Index.
US R&D stocks have seen strong performance in 2024 due to several favorable economic and market factors. Companies with substantial R&D investment tend to have stronger competitive advantages, creating valuable intellectual property and improving long-term growth potential. This makes them attractive to investors, especially as global innovation and technology continue to expand. Additionally, many R&D-heavy companies, especially in the U.S., have benefited from recent government policies supporting technology and infrastructure, such as the CHIPS Act, which boosts domestic tech manufacturing. Furthermore, U.S. markets overall have been relatively resilient, supported by stable earnings and reduced inflation, which has allowed the Federal Reserve to maintain a less aggressive stance on interest rates. This environment has driven investor interest toward growth-focused sectors like technology and healthcare, where R&D spending is traditionally high.
The top contributor and detractor of USRD’s performance included Nvidia, which increased by 86.91%, and Super Micro Computer Inc, which declined 23.03%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US R&D Champions ETF	PAGE 1	TSR-AR-882927874

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US R&D Champions ETF	24.56
S&P 500 Index	25.49
Solactive US R&D Champions Index	24.98
Visit www.themesetfs.com/etfs/USRD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,245,571
Number of Holdings	51
Net Advisory Fee	$1,898
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Oracle Corp.	2.4%
Keysight Technologies, Inc.	2.4%
Expedia Group, Inc.	2.3%
Carrier Global Corp.	2.3%
Trade Desk, Inc.	2.3%
Zoom Video Communications, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Trimble, Inc.	2.2%
Hewlett Packard Enterprise Co.	2.2%
Align Technology, Inc.	2.1%

Top Sectors	(% of net assets)
Technology	47.7%
Health Care	19.3%
Industrials	10.8%
Communications	10.2%
Consumer Discretionary	5.8%
Materials	2.1%
Energy	1.9%
Real Estate	1.9%
Cash & Other	0.3%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes US R&D Champions ETF	PAGE 2	TSR-AR-882927874

Themes US Small Cap Cash Flow Champions ETF
SMCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of December 13, 2023 to September 30, 2024. You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$26*	0.29%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Small Cap Cash Flow Champions ETF (SMCF) was launched on December 13, 2023 and has seen a 23.74% return since inception. SMCF seeks to track the Solactive US Small Cap Cash Flow Champions Index (SOLSUCCT), which identifies the top 75 small capitalization companies with the highest 3 years of positive cash flow yield. SMCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLSUCCT Index.
Small-cap cash flow stocks have seen solid performance this year, benefiting from favorable economic factors. The Federal Reserve’s recent rate cuts have reduced borrowing costs, which is particularly beneficial for small-cap companies that rely more heavily on debt financing to fuel growth. Strong consumer spending has further boosted revenues for many small-cap companies in sectors like retail, technology, and consumer services. Additionally, SMCF’s exposure to regional banks—some of which are key holdings—has helped drive returns as these banks have rebounded with improved lending conditions and better profitability in a lower-rate environment.
The top contributor and detractor of SMCF’s performance included Williams-Sonoma Inc, which increased by 58.76%, and APA Corp, which declined 28.12%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Themes US Small Cap Cash Flow Champions ETF	PAGE 1	TSR-AR-882927866

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US Small Cap Cash Flow Champions ETF	23.74
S&P 500 Index	25.49
Solactive US Small Cap Cash Flow Champions Index	24.19
Visit www.themesetfs.com/etfs/SMCF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$928,022
Number of Holdings	75
Net Advisory Fee	$1,637
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Builders FirstSource, Inc.	5.8%
Molina Healthcare, Inc.	4.9%
Williams-Sonoma, Inc.	4.8%
Marathon Oil Corp.	4.4%
CF Industries Holdings, Inc.	4.2%
Toll Brothers, Inc.	4.1%
Reinsurance Group of America, Inc.	3.7%
Flex Ltd.	3.5%
East West Bancorp, Inc.	3.0%
Stifel Financial Corp.	2.4%

Top Sectors	(% of net assets)
Financials	38.0%
Consumer Discretionary	17.5%
Energy	17.2%
Materials	10.0%
Industrials	5.5%
Health Care	5.0%
Technology	4.3%
Consumer Staples	0.8%
Real Estate	0.6%
Cash & Other	1.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Themes ETFs at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes ETFs or your financial intermediary.
Themes US Small Cap Cash Flow Champions ETF	PAGE 2	TSR-AR-882927866

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Sanjay R. Bharwani, Neil Fleming and Tracy N. Packwood are each determined to be an “audit committee financial expert” and are considered “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/2024
(a) Audit Fees	$196,000
(b) Audit-Related Fees	$0
(c) Tax Fees	$59,500
(d) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 9/30/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 9/30/2024
Registrant	NONE
Registrant’s Investment Adviser	NONE

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Themes ETF Trust
Themes Airlines ETF | AIRL
Themes Cloud Computing ETF | CLOD
Themes Copper Miners ETF | COPA
Themes Cybersecurity ETF | SPAM
Themes European Luxury ETF | FINE
Themes Generative Artificial Intelligence ETF | WISE
Themes Global Systemically Important Banks ETF | GSIB
Themes Gold Miners ETF | AUMI
Themes Lithium & Battery Metal Miners ETF | LIMI
Themes Natural Monopoly ETF | CZAR
Themes Robotics & Automation ETF | BOTT
Themes Silver Miners ETF | AGMI
Themes Uranium & Nuclear ETF | URAN
Themes US Cash Flow Champions ETF | USCF
Themes US Infrastructure ETF | HWAY
Themes US R&D Champions ETF | USRD
Themes US Small Cap Cash Flow Champions ETF | SMCF
Annual Financial Statements and Additional Information
September 30, 2024

Themes Airlines ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Industrial Services - 99.3%(a)
Air Canada(b)	2,651	$32,127
Air France-KLM(b)	1,818	18,250
Air Transport Services Group, Inc.(b)	761	12,320
Alaska Air Group, Inc.(b)	911	41,186
Allegiant Travel Co.	247	13,600
American Airlines Group, Inc.(b)	3,025	34,001
ANA Holdings, Inc.	1,800	38,436
Cathay Pacific Airways Ltd.	9,225	9,909
Copa Holdings SA - Class A	364	34,158
Delta Air Lines, Inc.	701	35,604
Deutsche Lufthansa AG	5,253	38,476
easyJet PLC	5,492	38,181
El Al Israel Airlines(b)	3,205	5,542
Exchange Income Corp.	686	26,082
Frontier Group Holdings, Inc.(b)	901	4,820
International Consolidated Airlines Group SA	14,917	40,963
Japan Airlines Co. Ltd.	2,100	36,784
JetBlue Airways Corp.(b)	5,291	34,709
Mainfreight Ltd.	755	34,228
Norwegian Air Shuttle ASA(b)	10,715	13,159
Qantas Airways Ltd.(b)	7,983	40,951
Ryanair Holdings PLC - ADR	703	31,739
Singapore Airlines Ltd.	6,307	33,369
SkyWest, Inc.(b)	405	34,433
Southwest Airlines Co.	1,228	36,386
Spirit Airlines, Inc.	1,697	4,073
Sun Country Airlines Holdings, Inc.(b)	540	6,053
United Airlines Holdings, Inc.(b)	715	40,798
Wizz Air Holdings PLC(b)(c)	1,206	23,379
		793,716
TOTAL COMMON STOCKS (Cost $731,317)		793,716
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.79%(d)	2,609	2,609
TOTAL SHORT-TERM INVESTMENTS (Cost $2,609)		2,609
TOTAL INVESTMENTS - 99.6% (Cost $733,926)		$796,325
Other Assets in Excess of Liabilities - 0.4%		3,382
TOTAL NET ASSETS - 100.0%		$799,707

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $23,379 or 2.9% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Themes Cloud Computing ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Media - 10.0%
Alphabet, Inc. - Class A	319	$52,906
AppLovin Corp. - Class A(a)	135	17,624
GoDaddy, Inc. - Class A(a)	96	15,051
Prosus NV	969	42,348
VeriSign, Inc.(a)	61	11,587
		139,516
Retail & Wholesale - Discretionary - 9.0%
Amazon.com, Inc.(a)	306	57,017
MercadoLibre, Inc.(a)	34	69,767
		126,784
Software & Technology Services - 79.0%(b)
Adobe, Inc.(a)	108	55,920
Akamai Technologies, Inc.(a)	106	10,701
ANSYS, Inc.(a)	62	19,755
Atlassian Corp. - Class A(a)	112	17,787
Autodesk, Inc.(a)	154	42,424
Booz Allen Hamilton Holding Corp.	91	14,811
CACI International, Inc. - Class A(a)	16	8,073
Cadence Design Systems, Inc.(a)	190	51,496
Check Point Software Technologies Ltd.(a)	63	12,147
Cloudflare, Inc. - Class A(a)	212	17,149
CommVault Systems, Inc.(a)	31	4,769
Confluent, Inc. - Class A(a)	160	3,261
Crowdstrike Holdings, Inc. - Class A(a)	162	45,436
CyberArk Software Ltd.(a)	31	9,040
Dassault Systemes SE	485	19,236
Datadog, Inc. - Class A(a)	187	21,516
Dropbox, Inc. - Class A(a)	171	4,348
Dynatrace, Inc.(a)	217	11,603
Fortinet, Inc.(a)	438	33,967
Gen Digital, Inc.	393	10,780
HubSpot, Inc.(a)	35	18,606
Intuit, Inc.	97	60,237
Manhattan Associates, Inc.(a)	44	12,381
Microsoft Corp.	131	56,369
MicroStrategy, Inc. - Class A(a)	110	18,546
MongoDB, Inc.(a)	50	13,517
Nutanix, Inc. - Class A(a)	173	10,250
Okta, Inc.(a)	114	8,475
Oracle Corp.	430	73,272
Palo Alto Networks, Inc.(a)	181	61,866
Sage Group PLC	713	9,766
Salesforce, Inc.	242	66,238
SAP SE	304	69,169
ServiceNow, Inc.(a)	82	73,340
Snowflake, Inc. - Class A(a)	224	25,729
Synopsys, Inc.(a)	98	49,626
Wix.com Ltd.(a)	38	6,352
Workday, Inc. - Class A(a)	148	36,173

	Shares	Value
Zoom Video Communications, Inc. - Class A(a)	188	$13,111
Zscaler, Inc.(a)	65	11,111
		1,108,353
Tech Hardware & Semiconductors - 0.8%
F5, Inc.(a)	42	9,249
InterDigital, Inc.	18	2,549
		11,798
Telecommunications - 0.4%
NextDC Ltd.(a)	429	5,190
TOTAL COMMON STOCKS (Cost $1,289,279)		1,391,641
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.79%(c)	10,013	10,013
TOTAL SHORT-TERM INVESTMENTS (Cost $10,013)		10,013
TOTAL INVESTMENTS - 99.9% (Cost $1,299,292)		$1,401,654
Other Assets in Excess of Liabilities - 0.1%		965
TOTAL NET ASSETS - 100.0%		$1,402,619

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Themes Copper Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
29Metals Ltd.(b)	10,376	$3,694
Aeris Resources Ltd.(b)	11,088	1,801
Altius Minerals Corp.	240	4,621
Antofagasta PLC	872	23,468
Arizona Sonoran Copper Co., Inc.(b)	456	523
Atalaya Mining PLC	1,054	5,679
Aurubis AG	168	12,315
BHP Group Ltd.	838	26,627
Boliden AB	344	11,669
Capstone Copper Corp.(b)	3,236	25,315
Central Asia Metals PLC	1,132	2,960
Chalice Mining Ltd.(b)	9,460	10,072
China Nonferrous Mining Corp. Ltd.	27,200	22,428
Cia de Minas Buenaventura SAA - ADR	942	13,038
Collective Mining Ltd.(b)	200	642
ERO Copper Corp.(b)	776	17,276
Filo Corp.(b)	278	6,625
First Quantum Minerals Ltd.(b)	1,982	27,024
Foran Mining Corp.(b)	2,080	6,444
Freeport-McMoRan, Inc.	1,120	55,910
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,800	13,497
Glencore PLC	4,362	24,943
Hudbay Minerals, Inc.	1,822	16,759
Ivanhoe Electric, Inc.(b)	1,350	11,421
Ivanhoe Mines Ltd. - Class A(b)	1,294	19,250
Jiangxi Copper Co. Ltd. - Class A	5,600	19,483
Jinchuan Group International Resources Co. Ltd.	106,200	9,153
Jiujiang Defu Technology Co. Ltd. - Class A	11,600	24,999
Lundin Mining Corp.	1,848	19,362
Meteoric Resources NL(b)	32,410	2,465
Mitsubishi Materials Corp.	400	7,166
MMG Ltd.(b)	53,600	19,099
NGEx Minerals Ltd.(b)	808	6,667
Nittetsu Mining Co. Ltd.	200	5,942
Ramelius Resources Ltd.	1,566	2,382
Rex Minerals Ltd.(b)	14,360	4,616
Sandfire Resources Ltd.(b)	1,054	7,899
Seabridge Gold, Inc.(b)	176	2,959
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	9,800	6,928
Solaris Resources, Inc.(b)	1,658	4,291
SolGold PLC(b)	22,636	3,044
Southern Copper Corp.	204	23,597
Taseko Mines Ltd.(b)	2,242	5,686
Teck Resources Ltd. - Class B	214	11,179

	Shares	Value
WA1 Resources Ltd.(b)	726	$7,569
Western Copper & Gold Corp.(b)	450	540
		559,027
TOTAL COMMON STOCKS (Cost $499,033)		559,027
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.79%(c)	1,208	1,208
TOTAL SHORT-TERM INVESTMENTS (Cost $1,208)		1,208
TOTAL INVESTMENTS - 99.9% (Cost $500,241)		$560,235
Other Assets in Excess of Liabilities - 0.1%		375
TOTAL NET ASSETS - 100.0%		$560,610

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
PLC - Public Limited Company
SAA - Sociedad Anomina Abierta
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Themes Cybersecurity ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Industrial Services - 3.6%
Alarm.com Holdings, Inc.(a)	1,126	$61,558
Software & Technology Services - 88.6%(b)
Alarum Technologies Ltd.(a)	2,005	2,161
BlackBerry Ltd.(a)	18,501	48,473
Booz Allen Hamilton Holding Corp.	467	76,009
CACI International, Inc. - Class A(a)	170	85,775
Change Holdings, Inc.	1,100	10,677
Check Point Software Technologies Ltd.(a)	427	82,330
Clear Secure, Inc. - Class A	2,703	89,577
Crowdstrike Holdings, Inc. - Class A(a)	193	54,131
Cyber Security Cloud, Inc.(a)	200	2,672
CyberArk Software Ltd.(a)	268	78,151
Darktrace PLC(a)	9,687	74,702
Digital Arts, Inc.	300	10,290
Elements, Inc.(a)	300	1,428
Fastly, Inc. - Class A(a)	4,099	31,029
Fortinet, Inc.(a)	1,268	98,333
Hennge KK(a)	500	4,042
Netcompany Group AS(a)(c)	1,404	64,533
Okta, Inc.(a)	784	58,283
OneSpan, Inc.(a)	1,141	19,020
Palo Alto Networks, Inc.(a)	215	73,487
Qualys, Inc.(a)	515	66,157
Radware Ltd.(a)	1,135	25,288
Rapid7, Inc.(a)	1,854	73,956
SentinelOne, Inc. - Class A(a)	3,634	86,925
Tenable Holdings, Inc.(a)	1,727	69,978
Trend Micro, Inc.	1,700	100,374
Varonis Systems, Inc.(a)	1,570	88,705
Zscaler, Inc.(a)	368	62,906
		1,539,392
Tech Hardware & Semiconductors - 1.9%
A10 Networks, Inc.	2,308	33,328
Telecommunications - 5.7%
Applied Digital Corp.(a)	3,024	24,948
Broadband Tower, Inc.	1,500	2,181
NextDC Ltd.(a)	5,981	72,362
		99,491
TOTAL COMMON STOCKS (Cost $1,610,695)		1,733,769

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.79%(d)	2,564	$2,564
TOTAL SHORT-TERM INVESTMENTS (Cost $2,564)		2,564
TOTAL INVESTMENTS - 99.9% (Cost $1,613,259)		$1,736,333
Other Assets in Excess of Liabilities - 0.1%		1,182
TOTAL NET ASSETS - 100.0%		$1,737,515

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $64,533 or 3.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Themes European Luxury ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary Products - 58.9%(a)
Aston Martin Lagonda Global Holdings PLC(b)(c)	14,022	$22,571
Beneteau SACA	2,385	25,805
Burberry Group PLC	2,850	26,710
Capri Holdings Ltd.(b)	793	33,655
Cie Financiere Richemont SA	178	28,140
Coats Group PLC	24,165	32,437
Ermenegildo Zegna NV	2,440	24,010
Ferrari NV	64	29,900
Hermes International SCA	12	29,467
Kering SA - ADR	790	22,618
LVMH Moet Hennessy Louis Vuitton SE	36	27,590
Prada SpA	4,018	31,012
Salvatore Ferragamo SpA	2,961	22,842
Swatch Group AG	138	29,553
Watches of Switzerland Group PLC(b)(c)	5,206	33,200
		419,510
Consumer Discretionary Services - 11.2%
Accor SA	655	28,435
InterContinental Hotels Group PLC	250	27,194
Playa Hotels & Resorts NV(b)	3,135	24,296
		79,925
Consumer Staple Products - 4.6%
Interparfums SA	654	33,015
Materials - 4.4%
Givaudan SA - ADR	283	30,972
Retail & Wholesale - Discretionary - 16.6%
Brunello Cucinelli SpA	285	30,694
Frasers Group PLC(b)	2,551	28,427
Hugo Boss AG	666	30,462
Pandora AS	175	28,812
		118,395
TOTAL COMMON STOCKS (Cost $680,464)		681,817
PREFERRED STOCKS - 3.7%
Consumer Discretionary Products - 3.7%
Porsche Automobil Holding SE 0.00%,	582	26,614
TOTAL PREFERRED STOCKS (Cost $28,425)		26,614

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.79%(d)	1,343	$1,343
TOTAL SHORT-TERM INVESTMENTS (Cost $1,343)		1,343
TOTAL INVESTMENTS - 99.6% (Cost $710,232)		$709,774
Other Assets in Excess of Liabilities - 0.4%		2,588
TOTAL NET ASSETS - 100.0%		$712,362

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $55,771 or 7.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Themes Generative Artificial Intelligence ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary Products - 1.0%
Tesla, Inc.(a)	491	$128,460
Financial Services - 2.5%
Fair Isaac Corp.(a)	35	68,023
Northern Data AG(a)	9,240	262,795
		330,818
Health Care - 0.2%
CorVel Corp.(a)	96	31,382
Media - 9.0%
Alphabet, Inc. - Class A	3,272	542,661
Baidu, Inc. - Class A(a)	32,600	442,839
Meta Platforms, Inc. - Class A	345	197,492
		1,182,992
Retail & Wholesale - Discretionary - 5.4%
Alibaba Group Holding Ltd.	7,400	104,710
Amazon.com, Inc.(a)	3,253	606,132
		710,842
Software & Tech Services - 6.8%
Pagaya Technologies Ltd. - Class A(a)	21,597	228,280
Palantir Technologies, Inc. - Class A(a)	6,614	246,041
Veritone, Inc.(a)	114,459	410,908
		885,229
Software & Technology Services - 42.5%(b)
Accenture PLC - Class A	46	16,260
Augmedix, Inc.(a)	52,098	122,430
BigBear.ai Holdings, Inc.(a)	240,570	351,232
C3.ai, Inc. - Class A(a)	19,027	461,024
ExlService Holdings, Inc.(a)	5,618	214,327
Grid Dynamics Holdings, Inc.(a)	31,622	442,708
International Business Machines Corp.	860	190,129
Microsoft Corp.	1,479	636,414
Oracle Corp.	2,977	507,281
PKSHA Technology, Inc.(a)	20,000	471,038
Salesforce, Inc.	1,384	378,815
SentinelOne, Inc. - Class A(a)	3,925	93,886
Snowflake, Inc. - Class A(a)	2,959	339,871
SoundHound AI, Inc. - Class A(a)	94,534	440,528
Synopsys, Inc.(a)	276	139,764
TELUS International CDA, Inc.(a)	13,157	51,365
UiPath, Inc. - Class A(a)	43,485	556,608
Zeta Global Holdings Corp. - Class A(a)	5,557	165,765
		5,579,445
Tech Hardware & Semiconductors - 32.2%(b)
Advanced Micro Devices, Inc.(a)	3,979	652,874
Ambarella, Inc.(a)	6,053	341,420
Apple, Inc.	1,475	343,675
Arista Networks, Inc.(a)	904	346,973
Broadcom, Inc.	2,744	473,340
CEVA, Inc.(a)	11,506	277,870

	Shares	Value
Intel Corp.	26,870	$630,370
Lattice Semiconductor Corp.(a)	2,478	131,508
NVIDIA Corp.	4,891	593,963
QuickLogic Corp.(a)	57,029	437,412
		4,229,405
TOTAL COMMON STOCKS (Cost $13,923,482)		13,078,573
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.79%(c)	37,909	37,909
TOTAL SHORT-TERM INVESTMENTS (Cost $37,909)		37,909
TOTAL INVESTMENTS - 99.9% (Cost $13,961,391)		$13,116,482
Other Assets in Excess of Liabilities - 0.1%		12,413
TOTAL NET ASSETS - 100.0%		$13,128,895

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

Themes Global Systemically Important Banks ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Banking - 81.3%(a)
Agricultural Bank of China Ltd. - Class H	162,661	$76,582
Banco Santander SA - ADR	14,885	75,913
Bank of America Corp.	1,889	74,956
Bank of China Ltd. - Class H	168,274	79,441
Bank of Communications Co. Ltd. - Class H	107,611	82,502
Barclays PLC - ADR	6,320	76,788
BNP Paribas SA - ADR	2,097	71,990
China Construction Bank Corp. - Class H	104,518	79,056
Citigroup, Inc.	1,251	78,313
Credit Agricole SA	5,133	78,422
Deutsche Bank AG	4,493	77,774
HSBC Holdings PLC - ADR	1,703	76,959
Industrial & Commercial Bank of China Ltd. - ADR	6,793	79,342
ING Groep NV - ADR	4,071	73,929
JPMorgan Chase & Co.	360	75,910
Mitsubishi UFJ Financial Group, Inc. - ADR	7,387	75,200
Mizuho Financial Group, Inc. - ADR	18,922	79,094
Royal Bank of Canada	697	86,937
Societe Generale SA	2,974	73,990
Standard Chartered PLC - ADR	3,626	77,488
Sumitomo Mitsui Financial Group, Inc. - ADR	5,961	75,287
Toronto-Dominion Bank	1,193	75,469
Wells Fargo & Co.	1,374	77,617
		1,778,959
Financial Services - 18.6%
Bank of New York Mellon Corp.	1,225	88,029
Goldman Sachs Group, Inc.	156	77,237
Morgan Stanley	750	78,180
State Street Corp.	992	87,762
UBS Group AG	2,495	77,120
		408,328
TOTAL COMMON STOCKS (Cost $1,973,309)		2,187,287
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Treasury Obligations Fund - Class X, 4.79%(b)	35,725	35,725
TOTAL SHORT-TERM INVESTMENTS (Cost $35,725)		35,725
TOTAL INVESTMENTS - 101.5% (Cost $2,009,034)		$2,223,012
Liabilities in Excess of Other Assets - (1.5)%		(33,864)
TOTAL NET ASSETS - 100.0%		$2,189,148

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Themes Gold Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Materials - 99.2%(a)
Agnico Eagle Mines Ltd.	1,235	$99,489
Alamos Gold, Inc. - Class A	5,203	103,679
Anglogold Ashanti PLC	3,276	87,240
B2Gold Corp.	35,678	110,270
Capricorn Metals Ltd.(b)	20,640	82,049
Centamin PLC	60,843	119,576
De Grey Mining Ltd.(b)	124,135	119,290
Endeavour Mining PLC	4,712	111,977
Equinox Gold Corp.(b)	17,195	104,890
Gold Fields Ltd. - ADR	7,034	107,972
Gold Road Resources Ltd.	68,068	80,470
IAMGOLD Corp.(b)	19,641	102,965
K92 Mining, Inc.(b)	15,197	88,432
Kinross Gold Corp.	11,162	104,568
Lundin Gold, Inc.	4,994	108,007
Northern Star Resources Ltd.	9,982	110,209
OceanaGold Corp.	38,467	108,935
Perseus Mining Ltd.	58,916	106,309
Ramelius Resources Ltd.	72,165	109,760
Regis Resources Ltd.(b)	49,913	70,395
Torex Gold Resources, Inc.(b)	5,197	99,179
Zhaojin Mining Industry Co. Ltd. - Class H	58,232	103,223
		2,238,884
TOTAL COMMON STOCKS (Cost $1,926,982)		2,238,884
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.79%(c)	5,959	5,959
TOTAL SHORT-TERM INVESTMENTS (Cost $5,959)		5,959
TOTAL INVESTMENTS - 99.5% (Cost $1,932,941)		$2,244,843
Other Assets in Excess of Liabilities - 0.5%		12,326
TOTAL NET ASSETS - 100.0%		$2,257,169

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

8

Themes Lithium & Battery Metal Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Materials - 99.9%(a)
Albemarle Corp.	258	$24,436
Altius Minerals Corp.	28	539
AMG Critical Materials NV	264	5,028
Arcadium Lithium PLC(b)	6,890	19,636
Atlantic Lithium Ltd.(b)	58,906	10,348
Atlas Lithium Corp.(b)	758	5,154
Beijing Easpring Material Technology Co. Ltd. - Class A	3,200	19,758
Canada Nickel Co., Inc.(b)	16,694	13,701
Chalice Mining Ltd.(b)	7,712	8,211
Core Lithium Ltd.(b)	228,552	20,541
Energy Fuels, Inc.(b)	116	637
Eramet SA	178	14,028
Ganfeng Lithium Group Co. Ltd. - Class A	2,600	12,774
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,200	8,998
GEM Co. Ltd. - Class A	17,800	18,089
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	8,000	21,117
IGO Ltd.	3,872	15,687
ioneer Ltd.(b)	63,658	10,122
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	6,400	16,164
Largo, Inc.(b)	7,568	15,892
Latin Resources Ltd.(b)	59,974	9,329
Liontown Resources Ltd.(b)	24,808	13,807
Lithium Americas Argentina Corp.(b)	5,586	18,297
Lithium Americas Corp.(b)	5,784	15,610
Lithium Royalty Corp.(b)	100	440
Mineral Resources Ltd.	338	12,160
Ningbo Shanshan Co. Ltd. - Class A	5,400	7,173
Nouveau Monde Graphite, Inc.(b)	8,816	13,950
Patriot Battery Metals, Inc.(b)	2,928	9,028
Piedmont Lithium, Inc.(b)	1,900	16,967
Pilbara Minerals Ltd.(b)	11,630	26,292
Sanergy Group Ltd.(b)	126,000	7,861
Sayona Mining Ltd.(b)	827,198	20,016
Shanghai Putailai New Energy Technology Co. Ltd. - Class A	5,200	11,080
Shenzhen Capchem Technology Co. Ltd. - Class A	2,200	12,746
Sichuan Yahua Industrial Group Co. Ltd. - Class A	6,200	9,606
Sigma Lithium Corp.(b)	1,412	17,488
Sociedad Quimica y Minera de Chile SA - ADR	404	16,839
Standard Lithium Ltd.(b)	11,096	17,229
Syrah Resources Ltd.(b)	90,552	15,651
Talga Group Ltd.(b)	14,048	3,836
Tianqi Lithium Corp. - Class A	4,800	24,082

	Shares	Value
Umicore SA	188	$2,440
Vulcan Energy Resources Ltd.(b)	2,600	8,125
Xiamen Tungsten Co. Ltd.	2,800	8,349
Youngy Co. Ltd. - Class A	3,200	17,277
Zhejiang Huayou Cobalt Co. Ltd. - Class A	4,200	17,665
		614,203
TOTAL COMMON STOCKS (Cost $501,039)		614,203
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.79%(c)	811	811
TOTAL SHORT-TERM INVESTMENTS (Cost $811)		811
TOTAL INVESTMENTS - 100.0% (Cost $501,850)		$615,014
Other Assets in Excess of Liabilities - 0.0%(d)		104
TOTAL NET ASSETS - 100.0%		$615,118

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

Themes Natural Monopoly ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary Products - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	19	$14,562
Mercedes-Benz Group AG	110	7,107
Stellantis NV	385	5,317
		26,986
Consumer Discretionary Services - 0.5%
Restaurant Brands International, Inc.	97	6,999
Consumer Staple Products - 4.6%
Coca-Cola Co.	230	16,528
Haleon PLC	616	3,236
Kenvue, Inc.	808	18,689
PepsiCo, Inc.	89	15,134
Procter & Gamble Co.	89	15,415
		69,002
Financial Services - 14.9%
American Express Co.	177	48,002
Apollo Global Management, Inc.	347	43,344
BlackRock, Inc.	52	49,374
Corpay, Inc.(a)	25	7,819
Global Payments, Inc.	68	6,965
Mastercard, Inc. - Class A	15	7,407
Singapore Exchange Ltd.	5,853	52,006
Visa, Inc. - Class A	25	6,874
		221,791
Health Care - 11.0%
Bristol-Myers Squibb Co.	657	33,993
EssilorLuxottica SA	127	30,055
Fresenius Medical Care AG	104	4,421
Gilead Sciences, Inc.	398	33,368
IQVIA Holdings, Inc.(a)	19	4,503
Novo Nordisk AS	188	22,089
Quest Diagnostics, Inc.	29	4,502
Ramsay Health Care Ltd.	126	3,626
Vertex Pharmaceuticals, Inc.(a)	58	26,975
		163,532
Industrial Products - 15.5%
AMETEK, Inc.	77	13,222
Assa Abloy AB - Class B	452	15,203
Atlas Copco AB - Class A	681	13,173
Fortive Corp.	651	51,383
Hexagon AB - Class B	4,261	45,816
Legrand SA	486	55,885
Schneider Electric SE	53	13,935
Snap-on, Inc.	29	8,402
Xylem, Inc.	95	12,828
		229,847
Industrial Services - 3.7%
Canadian National Railway Co.	47	5,504
Canadian Pacific Kansas City Ltd.	70	5,987

	Shares	Value
FedEx Corp.	18	$4,926
RELX PLC	143	6,709
Republic Services, Inc.	17	3,414
Rollins, Inc.	140	7,081
Stantec, Inc.	40	3,217
Sweco AB	245	4,152
Vinci SA	32	3,738
Waste Connections, Inc.	31	5,541
WSP Global, Inc.	22	3,909
		54,178
Insurance - 3.0%
Arthur J Gallagher & Co.	158	44,456
Materials - 3.6%
Agnico Eagle Mines Ltd.	66	5,317
Air Liquide SA	31	5,979
CRH PLC	57	5,286
Ecolab, Inc.	23	5,873
Heidelberg Materials AG	41	4,455
Holcim AG	48	4,682
Linde PLC	12	5,722
Nippon Paint Holdings Co. Ltd.	800	6,109
Sika AG	19	6,288
Vulcan Materials Co.	17	4,257
		53,968
Media - 5.3%
Airbnb, Inc. - Class A(a)	45	5,706
Charter Communications, Inc. - Class A(a)	23	7,454
Comcast Corp. - Class A	175	7,310
Meta Platforms, Inc. - Class A	91	52,092
Uber Technologies, Inc.(a)	76	5,712
		78,274
Oil & Gas - 3.0%
Chevron Corp.	61	8,983
Repsol SA	605	7,977
Suncor Energy, Inc.	251	9,265
TotalEnergies SE	143	9,312
Var Energi ASA	2,697	8,357
		43,894
Retail & Wholesale - Discretionary - 1.0%
Bunzl PLC	66	3,118
Ferguson Enterprises, Inc.	13	2,582
Genuine Parts Co.	18	2,514
LKQ Corp.	183	7,305
		15,519
Retail & Wholesale - Staples - 7.2%
Alimentation Couche-Tard, Inc.	322	17,802
Dollarama, Inc.	198	20,282
George Weston Ltd.	126	21,148
ITOCHU Corp.	100	5,342
Koninklijke Ahold Delhaize NV	611	21,105

The accompanying notes are an integral part of these financial statements.

10

Themes Natural Monopoly ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
Loblaw Cos. Ltd.	156	$20,772
		106,451
Software & Technology Services - 13.0%
Adobe, Inc.(a)	83	42,976
Dassault Systemes SE	1,214	48,149
Open Text Corp.	1,530	50,930
Pro Medicus Ltd.	42	5,176
Sage Group PLC	3,339	45,735
		192,966
Tech Hardware & Semiconductors - 6.9%
Analog Devices, Inc.	211	48,566
Cisco Systems, Inc.	1,015	54,018
		102,584
Telecommunications - 1.5%
AT&T, Inc.	212	4,664
BCE, Inc.	125	4,346
Swisscom AG	7	4,570
Telekom Austria AG	406	3,977
Verizon Communications, Inc.	98	4,401
		21,958
Utilities - 2.6%
Exelon Corp.	191	7,745
Fortis, Inc.	170	7,724
Iberdrola SA	509	7,870
National Grid PLC	593	8,166
Terna - Rete Elettrica Nazionale	855	7,698
		39,203
TOTAL COMMON STOCKS (Cost $1,376,726)		1,471,608
PREFERRED STOCKS - 0.5%
Consumer Discretionary Products - 0.5%
Volkswagen AG 0.00%,	67	7,097
TOTAL PREFERRED STOCKS (Cost $7,713)		7,097
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.79%(b)	2,527	2,527
TOTAL SHORT-TERM INVESTMENTS (Cost $2,527)		2,527
TOTAL INVESTMENTS - 99.8% (Cost $1,386,966)		$1,481,232
Other Assets in Excess of Liabilities - 0.2%		2,605
TOTAL NET ASSETS - 100.0%		$1,483,837

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Themes Robotics & Automation ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary Products - 2.7%
Toyota Industries Corp.	200	$15,342
Industrial Products - 57.7%(a)
AmadaCo. Ltd.	2,000	20,282
ANDRITZ AG	300	21,256
Cargotec Oyj	394	23,017
Daifuku Co. Ltd.	900	17,292
DMG Mori Co. Ltd.	900	18,886
Esab Corp.	199	21,156
GEA Group AG	427	20,895
Haitian International Holdings Ltd.	6,600	21,225
Halma PLC	544	18,968
Japan Steel Works Ltd.	700	24,469
Kadant, Inc.	57	19,266
Keyence Corp.	42	19,976
KION Group AG	340	13,364
Konecranes Oyj	319	23,933
Valmet Oyj	641	20,521
Yokogawa Electric Corp.	800	20,344
		324,850
Tech Hardware & Semiconductors - 38.9%(a)
Advanced Micro Devices, Inc.(b)	102	16,736
Comet Holding AG	44	17,338
Credo Technology Group Holding Ltd.(b)	614	18,911
Impinj, Inc.(b)	113	24,467
MACOM Technology Solutions Holdings, Inc.(b)	169	18,803
Marvell Technology, Inc.	259	18,679
Microchip Technology, Inc.	206	16,540
NVIDIA Corp.	145	17,609
QUALCOMM, Inc.	93	15,815
Renesas Electronics Corp.	1,100	15,912
Semtech Corp.(b)	513	23,423
Silicon Motion Technology Corp. - ADR	238	14,456
		218,689
TOTAL COMMON STOCKS (Cost $498,216)		558,881
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.79%(c)	2,741	2,741
TOTAL SHORT-TERM INVESTMENTS (Cost $2,741)		2,741
TOTAL INVESTMENTS - 99.8% (Cost $500,957)		$561,622
Other Assets in Excess of Liabilities - 0.2%		925
TOTAL NET ASSETS - 100.0%		$562,547

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Themes Silver Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.6%
Materials - 99.6%(a)
Aya Gold & Silver, Inc.(b)	2,079	$27,055
Coeur Mining, Inc.(b)	1,862	12,811
Endeavour Silver Corp.(b)	6,828	26,902
First Majestic Silver Corp.	6,384	38,329
Fortuna Mining Corp.(b)	355	1,651
Franco-Nevada Corp.	133	16,519
Fresnillo PLC	3,380	27,633
Hecla Mining Co.	2,936	19,583
Hochschild Mining PLC(b)	1,481	3,635
Industrias Penoles SAB de CV(b)	4,042	53,649
Jiangxi Copper Co. Ltd. - Class A	1,500	5,219
Jiangxi Copper Co. Ltd. - Class H	12,800	26,048
KGHM Polska Miedz SA	683	28,276
MAG Silver Corp.(b)	1,738	24,455
MMG Ltd.(b)	4,578	1,631
Newmont Corp.	350	18,708
Pan American Silver Corp.	2,575	53,740
Silvercorp Metals, Inc.	6,423	27,973
SilverCrest Metals, Inc.(b)	2,670	24,776
Southern Copper Corp.	412	47,655
SSR Mining, Inc.	235	1,335
Teck Resources Ltd. - Class B	360	18,803
Wheaton Precious Metals Corp.	861	52,586
Zhuzhou Smelter Group Co. Ltd. - Class A(b)	100	125
Zijin Mining Group Co. Ltd. - Class A	1,400	3,620
Zijin Mining Group Co. Ltd. - Class H	6,500	14,766
		577,483
TOTAL COMMON STOCKS (Cost $534,487)		577,483
TOTAL INVESTMENTS - 99.6% (Cost $534,487)		$577,483
Other Assets in Excess of Liabilities - 0.4%		2,587
TOTAL NET ASSETS - 100.0%		$580,070

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

13

Themes Uranium & Nuclear ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Industrial Products - 14.6%
BWX Technologies, Inc.	76	$8,261
Chengdu Guoguang Electric Co. Ltd. - Class A	1,800	13,515
Mirion Technologies, Inc.(a)	1,356	15,011
NuScale Power Corp.(a)	2,798	32,401
RongFa Nuclear Equipment Co. Ltd. - Class A(a)	22,200	12,214
		81,402
Materials - 53.1%(b)
Alligator Energy Ltd.(a)	39,260	1,357
Boss Energy Ltd.(a)	9,490	21,585
Cameco Corp.	988	47,198
Centrus Energy Corp. - Class A(a)	462	25,341
CGN Mining Co. Ltd.	102,400	21,603
Denison Mines Corp.(a)	11,428	20,787
Encore Energy Corp.(a)	942	3,866
Energy Fuels, Inc.(a)	1,922	10,552
Fission Uranium Corp.(a)	18,840	14,348
IsoEnergy Ltd.(a)	1,090	2,797
Lotus Resources Ltd.(a)	40,380	7,398
NAC Kazatomprom JSC - GDR	304	11,096
NexGen Energy Ltd.(a)	3,888	25,356
Paladin Energy Ltd.(a)	3,550	28,346
Uranium Energy Corp.(a)	4,658	28,926
Uranium Royalty Corp.(a)	824	1,992
Ur-Energy, Inc.(a)	602	717
Yellow Cake PLC(a)(c)	3,084	23,048
		296,313
Tech Hardware & Semiconductors - 1.6%
Silex Systems Ltd.(a)	2,976	8,847
Utilities - 30.5%(b)
American Electric Power Co., Inc.	110	11,286
China National Nuclear Power Co. Ltd. - Class A	16,200	25,745
Constellation Energy Corp.	236	61,365
Duke Energy Corp.	186	21,446
Endesa SA	36	787
Kyushu Electric Power Co., Inc.	600	6,523
Oklo, Inc.(a)	1,096	8,867
PG&E Corp.	1,452	28,706
TXNM Energy, Inc.	124	5,427
		170,152
TOTAL COMMON STOCKS (Cost $526,959)		556,714

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.79%(d)	1,374	$1,374
TOTAL SHORT-TERM INVESTMENTS (Cost $1,374)		1,374
TOTAL INVESTMENTS - 100.0% (Cost $528,333)		$558,088
Other Assets in Excess of Liabilities - 0.0%(e)		115
TOTAL NET ASSETS - 100.0%		$558,203

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $23,048 or 4.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

14

Themes US Cash Flow Champions ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Banking - 13.2%
Citizens Financial Group, Inc.	93	$3,819
Fifth Third Bancorp	135	5,783
Huntington Bancshares, Inc./OH	301	4,425
JPMorgan Chase & Co.	210	44,281
M&T Bank Corp.	35	6,234
PNC Financial Services Group, Inc.	83	15,343
Wells Fargo & Co.	707	39,938
		119,823
Consumer Discretionary Products - 2.8%
Lennar Corp. - Class A	51	9,562
NVR, Inc.(a)	1	9,812
PulteGroup, Inc.	44	6,315
		25,689
Consumer Staple Products - 2.3%
Altria Group, Inc.	374	19,089
Molson Coors Beverage Co. - Class B	30	1,726
		20,815
Financial Services - 9.8%
American Express Co.	120	32,544
Ameriprise Financial, Inc.	21	9,866
Apollo Global Management, Inc.	82	10,243
Capital One Financial Corp.	79	11,829
Cboe Global Markets, Inc.	20	4,097
Discover Financial Services	52	7,295
Fidelity National Financial, Inc.	54	3,351
Synchrony Financial	85	4,240
T Rowe Price Group, Inc.	46	5,011
		88,476
Health Care - 19.8%
AbbVie, Inc.	247	48,778
Bristol-Myers Squibb Co.	419	21,679
Cardinal Health, Inc.	48	5,305
CVS Health Corp.	264	16,600
Gilead Sciences, Inc.	255	21,379
Pfizer, Inc.	1,173	33,947
Quest Diagnostics, Inc.	21	3,260
Regeneron Pharmaceuticals, Inc.(a)	22	23,127
Royalty Pharma PLC - Class A	75	2,122
Viatris, Inc.	251	2,914
		179,111
Industrial Products - 0.3%
Snap-on, Inc.	10	2,897
Insurance - 16.3%
Aflac, Inc.	109	12,186
Allstate Corp.	55	10,431
American International Group, Inc.	139	10,179
Arch Capital Group Ltd.(a)	75	8,391
Chubb Ltd.	85	24,513

	Shares	Value
Cincinnati Financial Corp.	32	$4,356
Everest Group Ltd.	6	2,351
Hartford Financial Services Group, Inc.	62	7,292
Loews Corp.	35	2,767
Markel Group, Inc.(a)	3	4,706
MetLife, Inc.	127	10,475
Principal Financial Group, Inc.	49	4,209
Progressive Corp.	122	30,958
Travelers Cos., Inc.	48	11,238
W R Berkley Corp.	63	3,574
		147,626
Materials - 2.2%
Dow, Inc.	148	8,085
LyondellBasell Industries NV - Class A	53	5,083
Nucor Corp.	48	7,216
		20,384
Media - 1.1%
Expedia Group, Inc.(a)	25	3,700
Fox Corp. - Class A	50	2,117
Omnicom Group, Inc.	41	4,239
		10,056
Oil & Gas - 20.8%
Cheniere Energy, Inc.	49	8,812
Chevron Corp.	271	39,910
ConocoPhillips	246	25,899
Coterra Energy, Inc.	156	3,736
Devon Energy Corp.	133	5,203
Diamondback Energy, Inc.	36	6,206
EOG Resources, Inc.	122	14,998
Exxon Mobil Corp.	368	43,137
Marathon Petroleum Corp.	76	12,381
Occidental Petroleum Corp.	146	7,525
Phillips 66	89	11,699
Valero Energy Corp.	69	9,317
		188,823
Retail & Wholesale - Discretionary - 1.4%
Best Buy Co., Inc.	41	4,235
eBay, Inc.	108	7,032
LKQ Corp.	47	1,876
		13,143
Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	100	5,974
Kroger Co.	149	8,538
		14,512
Software & Technology Services - 1.3%
Cognizant Technology Solutions Corp. - Class A	102	7,872
Zoom Video Communications, Inc. - Class A(a)	50	3,487
		11,359

The accompanying notes are an integral part of these financial statements.

15

Themes US Cash Flow Champions ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tech Hardware & Semiconductors - 6.4%
Broadcom, Inc.	260	$44,850
HP, Inc.	206	7,389
NetApp, Inc.	43	5,311
		57,550
TOTAL COMMON STOCKS (Cost $823,083)		900,264
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.79%(b)	5,049	5,049
TOTAL SHORT-TERM INVESTMENTS (Cost $5,049)		5,049
TOTAL INVESTMENTS - 99.9% (Cost $828,132)		$905,313
Other Assets in Excess of Liabilities - 0.1%		656
TOTAL NET ASSETS - 100.0%		$905,969

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

Themes US Infrastructure ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary Products - 1.2%
AZEK Co., Inc.(a)	62	$2,902
Cavco Industries, Inc.(a)	3	1,285
Champion Homes, Inc.(a)	24	2,276
		6,463
Industrial Products - 30.8%(b)
AGCO Corp.	28	2,740
Alamo Group, Inc.	4	721
Astec Industries, Inc.	10	319
Atkore, Inc.	16	1,356
AZZ, Inc.	11	909
Caterpillar, Inc.	65	25,424
Crane Co.	21	3,324
Deere & Co.	59	24,622
Donaldson Co., Inc.	52	3,832
Dover Corp.	60	11,504
Emerson Electric Co.	214	23,405
Enpro, Inc.	9	1,460
Gibraltar Industries, Inc.(a)	13	909
Graco, Inc.	72	6,301
Greenbrier Cos., Inc.	13	662
Helios Technologies, Inc.	14	668
IDEX Corp.	33	7,079
Janus International Group, Inc.(a)	59	596
Lindsay Corp.	5	623
Mueller Industries, Inc.	49	3,631
Oshkosh Corp.	28	2,806
SPX Technologies, Inc.(a)	19	3,030
Terex Corp.	28	1,481
Trinity Industries, Inc.	35	1,219
Valmont Industries, Inc.	9	2,610
Vontier Corp.	66	2,227
Watts Water Technologies, Inc. - Class A	12	2,486
Westinghouse Air Brake Technologies Corp.	77	13,996
Worthington Enterprises, Inc.	14	580
Xylem, Inc.	103	13,908
Zurn Elkay Water Solutions Corp.	62	2,228
		166,656
Industrial Services - 40.8%(b)
AECOM	58	5,990
API Group Corp.(a)	75	2,477
Applied Industrial Technologies, Inc.	16	3,570
Arcosa, Inc.	21	1,990
Comfort Systems USA, Inc.	15	5,855
Construction Partners, Inc. - Class A(a)	18	1,256
CSX Corp.	669	23,101
DXP Enterprises, Inc.(a)	6	320
Dycom Industries, Inc.(a)	12	2,365
EMCOR Group, Inc.	20	8,611
Fastenal Co.	247	17,641
Fluor Corp.(a)	73	3,483

	Shares	Value
Granite Construction, Inc.	19	$1,506
H&E Equipment Services, Inc.	14	682
Herc Holdings, Inc.	11	1,754
Jacobs Solutions, Inc.	54	7,069
MRC Global, Inc.(a)	36	459
MSC Industrial Direct Co., Inc. - Class A	19	1,635
MYR Group, Inc.(a)	7	716
Norfolk Southern Corp.	97	24,104
NV5 Global, Inc.(a)	6	561
Quanta Services, Inc.	62	18,486
Ryder System, Inc.	19	2,770
Sterling Infrastructure, Inc.(a)	13	1,885
Tetra Tech, Inc.	115	5,423
TopBuild Corp.(a)	14	5,695
Union Pacific Corp.	101	24,893
United Rentals, Inc.	29	23,481
Verra Mobility Corp.(a)	65	1,808
WESCO International, Inc.	19	3,192
WW Grainger, Inc.	17	17,660
		220,438
Materials - 23.0%
Advanced Drainage Systems, Inc.	29	4,558
Alcoa Corp.	76	2,932
Apogee Enterprises, Inc.	9	630
ATI, Inc.(a)	53	3,546
Boise Cascade Co.	18	2,538
Carlisle Cos., Inc.	21	9,445
Carpenter Technology Corp.	21	3,351
Century Aluminum Co.(a)	22	357
Cleveland-Cliffs, Inc.(a)	201	2,567
Commercial Metals Co.	50	2,748
Eagle Materials, Inc.	15	4,315
Haynes International, Inc.	5	298
Kaiser Aluminum Corp.	7	508
Knife River Corp.(a)	23	2,056
Martin Marietta Materials, Inc.	27	14,532
MDU Resources Group, Inc.	83	2,275
Metallus, Inc.(a)	16	237
Nucor Corp.	104	15,635
Owens Corning	37	6,531
Reliance, Inc.	25	7,230
Ryerson Holding Corp.	13	259
Simpson Manufacturing Co., Inc.	18	3,443
Steel Dynamics, Inc.	64	8,069
Summit Materials, Inc. - Class A(a)	51	1,991
Trex Co., Inc.(a)	47	3,129
UFP Industries, Inc.	26	3,411
United States Steel Corp.	96	3,392
Vulcan Materials Co.	57	14,274
Worthington Steel, Inc.	14	476
		124,733

The accompanying notes are an integral part of these financial statements.

17

Themes US Infrastructure ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 0.4%
DNOW, Inc.(a)	45	$582
Noble Corp. PLC	50	1,807
		2,389
Retail & Wholesale - Discretionary - 3.1%
BlueLinx Holdings, Inc.(a)	4	422
Builders FirstSource, Inc.(a)	51	9,887
Pool Corp.	17	6,405
		16,714
Software & Tech Services - 0.3%
Amentum Holdings, Inc.(a)	54	1,742
Utilities - 0.3%
Southwest Gas Holdings, Inc.	25	1,844
TOTAL COMMON STOCKS (Cost $499,613)		540,979
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.79%(c)	425	425
TOTAL SHORT-TERM INVESTMENTS (Cost $425)		425
TOTAL INVESTMENTS - 100.0% (Cost $500,038)		$541,404
Other Assets in Excess of Liabilities - 0.0%(d)		167
TOTAL NET ASSETS - 100.0%		$541,571

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

18

Themes US R&D Champions ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary Products - 3.8%
Aptiv PLC(a)	331	$23,835
General Motors Co.	528	23,676
		47,511
Health Care - 19.3%
Align Technology, Inc.(a)	105	26,704
Boston Scientific Corp.(a)	300	25,140
Edwards Lifesciences Corp.(a)	357	23,558
Eli Lilly & Co.	27	23,920
GE HealthCare Technologies, Inc.	276	25,903
Hologic, Inc.(a)	271	22,076
Intuitive Surgical, Inc.(a)	49	24,072
Johnson & Johnson	141	22,850
Medtronic PLC	275	24,758
Regeneron Pharmaceuticals, Inc.(a)	20	21,025
		240,006
Industrial Products - 10.8%
Carrier Global Corp.	351	28,252
Cummins, Inc.	76	24,608
Keysight Technologies, Inc.(a)	186	29,561
Northrop Grumman Corp.	46	24,291
Trimble, Inc.(a)	438	27,196
		133,908
Materials - 2.1%
Corteva, Inc.	443	26,044
Media - 10.2%
Alphabet, Inc. - Class A	138	22,887
Electronic Arts, Inc.	154	22,090
Expedia Group, Inc.(a)	192	28,420
Meta Platforms, Inc. - Class A	45	25,760
Trade Desk, Inc. - Class A(a)	257	28,180
		127,337
Renewable Energy - 1.9%
Enphase Energy, Inc.(a)	208	23,508
Retail & Wholesale - Discretionary - 2.0%
MercadoLibre, Inc.(a)	12	24,623
Software & Technology Services - 33.8%(b)
Adobe, Inc.(a)	43	22,265
Akamai Technologies, Inc.(a)	238	24,026
Amdocs Ltd.	271	23,707
ANSYS, Inc.(a)	74	23,579
Autodesk, Inc.(a)	95	26,171
Cadence Design Systems, Inc.(a)	85	23,038
CoStar Group, Inc.(a)	307	23,160
Fortinet, Inc.(a)	326	25,281
International Business Machines Corp.	118	26,087
Intuit, Inc.	36	22,356
Leidos Holdings, Inc.	157	25,591

	Shares	Value
Oracle Corp.	175	$29,820
Roper Technologies, Inc.	44	24,483
ServiceNow, Inc.(a)	29	25,937
Synopsys, Inc.(a)	44	22,281
Veeva Systems, Inc. - Class A(a)	122	25,604
Zoom Video Communications, Inc. - Class A(a)	404	28,175
		421,561
Tech Hardware & Semiconductors - 15.8%
Advanced Micro Devices, Inc.(a)	170	27,894
Applied Materials, Inc.	120	24,246
Arista Networks, Inc.(a)	68	26,100
Cisco Systems, Inc.	497	26,450
Hewlett Packard Enterprise Co.	1,320	27,007
NetApp, Inc.	190	23,467
QUALCOMM, Inc.	137	23,297
Super Micro Computer, Inc.(a)	45	18,738
		197,199
TOTAL COMMON STOCKS (Cost $1,120,944)		1,241,697
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.79%(c)	3,657	3,657
TOTAL SHORT-TERM INVESTMENTS (Cost $3,657)		3,657
TOTAL INVESTMENTS - 100.0% (Cost $1,124,601)		$1,245,354
Other Assets in Excess of Liabilities - 0.0%(d)		217
TOTAL NET ASSETS - 100.0%		$1,245,571

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

19

Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.8%
Banking - 15.2%
Ameris Bancorp	161	$10,045
Axos Financial, Inc.(a)	130	8,174
Bancorp, Inc.(a)	126	6,741
Bank OZK	247	10,619
East West Bancorp, Inc.	333	27,552
Eastern Bankshares, Inc.	407	6,671
First BanCorp Puerto Rico	410	8,680
First Horizon Corp.	1,322	20,531
Heartland Financial USA, Inc.	90	5,103
Hope Bancorp, Inc.	308	3,868
International Bancshares Corp.	134	8,012
Live Oak Bancshares, Inc.	92	4,358
S&T Bancorp, Inc.	104	4,365
TriCo Bancshares	85	3,625
Trustmark Corp.	150	4,773
WSFS Financial Corp.	150	7,648
		140,765
Consumer Discretionary Products - 6.5%
Taylor Morrison Home Corp.(a)	240	16,862
Toll Brothers, Inc.	244	37,696
Vista Outdoor, Inc.(a)	141	5,524
		60,082
Consumer Discretionary Services - 0.4%
Perdoceo Education Corp.	174	3,870
Consumer Staple Products - 0.8%
Cal-Maine Foods, Inc.	105	7,858
Financial Services - 10.5%
Artisan Partners Asset Management, Inc. - Class A	151	6,541
BGC Group, Inc. - Class A	916	8,409
Bread Financial Holdings, Inc.	126	5,995
Enova International, Inc.(a)	69	5,782
Evercore, Inc. - Class A	86	21,787
MGIC Investment Corp.	645	16,512
Stifel Financial Corp.	236	22,160
Virtu Financial, Inc. - Class A	218	6,640
Virtus Investment Partners, Inc.	15	3,142
		96,968
Health Care - 5.0%
Dynavax Technologies Corp.(a)	1	11
Ironwood Pharmaceuticals, Inc.(a)	1	4
Molina Healthcare, Inc.(a)	131	45,138
Vir Biotechnology, Inc.(a)	202	1,513
		46,666
Industrial Products - 2.2%
Mueller Industries, Inc.	270	20,007

	Shares	Value
Industrial Services - 3.3%
Matson, Inc.	85	$12,123
Scorpio Tankers, Inc.	106	7,558
Sterling Infrastructure, Inc.(a)	75	10,876
		30,557
Insurance - 12.3%
Axis Capital Holdings Ltd.	185	14,728
CNA Financial Corp.	63	3,083
Hanover Insurance Group, Inc.	86	12,738
Jackson Financial, Inc. - Class A	169	15,418
NMI Holdings, Inc. - Class A(a)	197	8,114
Old Republic International Corp.	622	22,031
Reinsurance Group of America, Inc.	156	33,988
SiriusPoint Ltd.(a)	262	3,757
		113,857
Materials - 10.0%
Alpha Metallurgical Resources, Inc.	1	236
Boise Cascade Co.	100	14,098
CF Industries Holdings, Inc.	451	38,696
CONSOL Energy, Inc.	69	7,221
Peabody Energy Corp.	285	7,564
Ternium SA - ADR	1	37
UFP Industries, Inc.	136	17,844
Warrior Met Coal, Inc.	117	7,476
		93,172
Media - 0.5%
Magnite, Inc.(a)	342	4,737
Oil & Gas - 17.2%
Antero Resources Corp.(a)	655	18,766
APA Corp.	600	14,676
Chord Energy Corp.	62	8,074
Civitas Resources, Inc.	116	5,878
CVR Energy, Inc.	1	23
Hess Midstream LP - Class A	203	7,160
Magnolia Oil & Gas Corp. - Class A	603	14,725
Marathon Oil Corp.	1,540	41,010
Matador Resources Co.	264	13,047
Murphy Oil Corp.	337	11,370
PBF Energy, Inc. - Class A	1	31
Permian Resources Corp.	1,007	13,705
SM Energy Co.	278	11,112
		159,577
Retail & Wholesale - Discretionary - 10.6%
Builders FirstSource, Inc.(a)	279	54,087
Dillard's, Inc. - Class A	1	384
Williams-Sonoma, Inc.	285	44,152
		98,623
Software & Technology Services - 0.8%
Clear Secure, Inc. - Class A	218	7,225

The accompanying notes are an integral part of these financial statements.

20

Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tech Hardware & Semiconductors - 3.5%
Flex Ltd.(a)	981	$32,795
TOTAL COMMON STOCKS (Cost $793,624)		916,759
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Equity Commonwealth(a)	262	5,214
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,090)		5,214
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.79%(b)	5,939	5,938
TOTAL SHORT-TERM INVESTMENTS (Cost $5,938)		5,938
TOTAL INVESTMENTS - 100.0% (Cost $804,652)		$927,911
Other Assets in Excess of Liabilities - 0.0%(c)		111
TOTAL NET ASSETS - 100.0%		$928,022

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

21

Themes ETF Trust
Statements of Assets and Liabilities
September 30, 2024

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
ASSETS:
Investments, at value	$796,325	$1,401,654	$560,235	$1,736,333	$709,774
Foreign currency, at value	2,722	1,219	—	1,579	1,385
Due from broker	—	—	—	—	1,255
Dividends receivable	865	97	362	75	136
Interest receivable	10	41	1	10	6
Prepaid expenses and other assets	—	—	43	—	—
Total assets	799,922	1,403,011	560,641	1,737,997	712,556
LIABILITIES:
Payable to adviser	215	392	31	482	194
Total liabilities	215	392	31	482	194
NET ASSETS	$799,707	$1,402,619	$560,610	$1,737,515	$712,362
Net Assets Consists of:
Paid-in capital	$756,037	$1,329,169	$500,444	$1,637,130	$715,806
Total distributable earnings/ (accumulated losses)	43,670	73,450	60,166	100,385	(3,444)
Total net assets	$799,707	$1,402,619	$560,610	$1,737,515	$712,362
Net assets	$799,707	$1,402,619	$560,610	$1,737,515	$712,362
Shares issued and outstanding	30,000	50,000	20,000	60,000	30,000
Net asset value per share	$26.66	$28.05	$28.03	$28.96	$23.75
Cost:
Investments, at cost	$733,926	$1,299,292	$500,241	$1,613,259	$710,232
Foreign currency, at cost	$2,686	$1,189	$—	$1,530	$1,342

The accompanying notes are an integral part of these financial statements.

22

Themes ETF Trust
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
ASSETS:
Investments, at value	$13,116,482	$2,223,012	$2,244,843	$615,014	$1,481,232
Foreign currency, at value	15,390	1,942	6,197	—	2,384
Dividends receivable	602	1,436	6,767	—	632
Interest receivable	174	101	7	5	6
Prepaid expenses and other assets	—	—	—	131	—
Total assets	13,132,648	2,226,491	2,257,814	615,150	1,484,254
LIABILITIES:
Payable to adviser	3,753	616	645	32	417
Payable to custodian	—	36,727	—	—	—
Total liabilities	3,753	37,343	645	32	417
NET ASSETS	$13,128,895	$2,189,148	$2,257,169	$615,118	$1,483,837
Net Assets Consists of:
Paid-in capital	$15,362,048	$1,940,080	$1,935,292	$502,531	$1,401,872
Total distributable earnings/ (accumulated losses)	(2,233,153)	249,068	321,877	112,587	81,965
Total net assets	$13,128,895	$2,189,148	$2,257,169	$615,118	$1,483,837
Net assets	$13,128,895	$2,189,148	$2,257,169	$615,118	$1,483,837
Shares issued and outstanding	440,000	70,000	60,000	20,000	50,000
Net asset value per share	$29.84	$31.27	$37.62	$30.76	$29.68
Cost:
Investments, at cost	$13,961,391	$2,009,034	$1,932,941	$501,850	$1,386,966
Foreign currency, at cost	$15,104	$1,945	$6,149	$—	$2,337

The accompanying notes are an integral part of these financial statements.

23

Themes ETF Trust
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
ASSETS:
Investments, at value	$561,622	$577,483	$558,088	$905,313	$541,404
Foreign currency, at value	—	3,075	—	—	—
Dividends receivable	1,447	—	109	852	194
Interest receivable	11	6	1	16	1
Prepaid expenses and other assets	—	—	37	—	47
Total assets	563,080	580,564	558,235	906,181	541,646
LIABILITIES:
Payable to custodian foreign currency, at value	379	—	—	—	—
Payable to adviser	154	166	32	212	75
Payable to custodian	—	328	—	—	—
Total liabilities	533	494	32	212	75
NET ASSETS	$562,547	$580,070	$558,203	$905,969	$541,571
Net Assets Consists of:
Paid-in capital	$500,231	$538,063	$528,437	$823,061	$500,047
Total distributable earnings	62,316	42,007	29,766	82,908	41,524
Total net assets	$562,547	$580,070	$558,203	$905,969	$541,571
Net assets	$562,547	$580,070	$558,203	$905,969	$541,571
Shares issued and outstanding	20,000	20,000	20,000	30,000	20,000
Net asset value per share	$28.13	$29.00	$27.91	$30.20	$27.08
Cost:
Investments, at cost	$500,957	$534,487	$528,333	$828,132	$500,038
Foreign currency, at cost	$—	$3,084	$—	$—	$—

Proceeds:
Foreign currency proceeds	$387	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

24

Themes ETF Trust
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
ASSETS:
Investments, at value	$1,245,354	$927,911
Dividends receivable	494	304
Interest receivable	13	21
Total assets	1,245,861	928,236
LIABILITIES:
Payable to adviser	290	214
Total liabilities	290	214
NET ASSETS	$1,245,571	$928,022
Net Assets Consists of:
Paid-in capital	$1,104,208	$796,119
Total distributable earnings	141,363	131,903
Total net assets	$1,245,571	$928,022
Net assets	$1,245,571	$928,022
Shares issued and outstanding	40,000	30,000
Net asset value per share	$31.14	$30.93
Cost:
Investments, at cost	$1,124,601	$804,652

The accompanying notes are an integral part of these financial statements.

25

Themes ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
INVESTMENT INCOME:
Dividend income	$9,807	$2,552	$385	$5,032	$ 8,961
Less: Dividend withholding taxes	(686)	(223)	(25)	(436)	(2,044)
Less: Issuance fees	(7)	—	—	—	(53)
Interest income	55	244	—	92	36
Other income	21	7	—	31	—
Total investment income	9,190	2,580	360	4,719	6,900
EXPENSES:
Investment advisory fee	1,592	3,076	31	3,582	1,412
Income tax expense	7	—	—	88	—
Total expenses	1,599	3,076	31	3,670	1,412
Net investment income/(loss)	7,591	(496)	329	1,049	5,488
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(25,693)	(28,450)	—	(23,510)	(8,604)
In-kind redemptions	10,876	18,347	—	40,688	—
Foreign currency transaction	(674)	(59)	(158)	(380)	86
Net realized gain/(loss)	(15,491)	(10,162)	(158)	16,798	(8,518)
Net change in unrealized appreciation/ (depreciation) on:
Investments	62,399	102,362	59,994	123,074	(458)
Foreign currency translation	40	31	1	51	44
Net change in unrealized appreciation/ (depreciation)	62,439	102,393	59,995	123,125	(414)
Net realized and unrealized gain/(loss)	46,948	92,231	59,837	139,923	(8,932)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,539	$91,735	$60,166	$140,972	$(3,444)

The accompanying notes are an integral part of these financial statements.

26

Themes ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024(Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
INVESTMENT INCOME:
Dividend income	$19,022	$47,971	$25,992	$—	$12,464
Less: Dividend withholding taxes	—	(4,391)	(2,063)	—	(853)
Less: Issuance fees	(445)	(1,027)	—	—	—
Interest income	2,523	209	183	5	86
Other income	—	—	—	—	79
Total investment income	21,100	42,762	24,112	5	11,776
EXPENSES:
Investment advisory fee	37,541	3,211	4,252	32	2,419
Income tax expense	—	4	—	—	11
Total expenses	37,541	3,215	4,252	32	2,430
Net investment income/(loss)	(16,441)	39,547	19,860	(27)	9,346
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(1,250,608)	(4,507)	(10,578)	—	(21,739)
In-kind redemptions	580,541	—	298,420	—	84,198
Foreign currency transaction	1,735	49	328	(550)	(102)
Net realized gain/(loss)	(668,332)	(4,458)	288,170	(550)	62,357
Net change in unrealized appreciation/ (depreciation) on:
Investments	(844,909)	213,978	311,902	113,164	94,266
Foreign currency translation	286	(3)	170	—	49
Net change in unrealized appreciation/ (depreciation)	(844,623)	213,975	312,072	113,164	94,315
Net realized and unrealized gain/(loss)	(1,512,955)	209,517	600,242	112,614	156,672
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,529,396)	$249,064	$620,102	$112,587	$166,018

The accompanying notes are an integral part of these financial statements.

27

Themes ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024(Continued)

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
INVESTMENT INCOME:
Dividend income	$4,016	$3,316	$118	$14,666	$232
Less: Dividend withholding taxes	(648)	(312)	(10)	—	—
Less: Issuance fees	(1)	—	—	—	—
Interest income	36	30	1	109	1
Other income	—	—	—	30	—
Total investment income	3,403	3,034	109	14,805	233
EXPENSES:
Investment advisory fee	822	770	32	1,486	75
Income tax expense	—	—	—	40	—
Total expenses	822	770	32	1,526	75
Net investment income	2,581	2,264	77	13,279	158
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(361)	(3,863)	—	(7,592)	—
In-kind redemptions	—	49,638	—	44,190	—
Foreign currency transaction	(582)	619	(67)	—	—
Net realized gain/(loss)	(943)	46,394	(67)	36,598	—
Net change in unrealized appreciation on:
Investments	60,665	42,996	29,755	77,181	41,366
Foreign currency translation	13	(9)	1	—	—
Net change in unrealized appreciation	60,678	42,987	29,756	77,181	41,366
Net realized and unrealized gain	59,735	89,381	29,689	113,779	41,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,316	$91,645	$29,766	$127,058	$41,524

The accompanying notes are an integral part of these financial statements.

28

Themes ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$4,809	$11,366
Less: Dividend withholding taxes	—	(24)
Interest income	158	152
Total investment income	4,967	11,494
EXPENSES:
Investment advisory fee	1,898	1,637
Income tax expense	3	16
Total expenses	1,901	1,653
Net investment income	3,066	9,841
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	17,541	(1,213)
In-kind redemptions	40,512	—
Net realized gain/(loss)	58,053	(1,213)
Net change in unrealized appreciation on:
Investments	120,753	123,259
Net change in unrealized appreciation	120,753	123,259
Net realized and unrealized gain	178,806	122,046
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,872	$131,887

The accompanying notes are an integral part of these financial statements.

29

Themes ETF Trust
Statements of Changes in Net Assets

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF
	Period Ended September 30,
	2024(a)	2024(b)	2024(c)	2024(a)
OPERATIONS:
Net investment income/(loss)	$7,591	$(496)	$329	$1,049
Net realized gain/(loss)	(15,491)	(10,162)	(158)	16,798
Net change in unrealized appreciation	62,439	102,393	59,995	123,125
Net increase in net assets from operations	54,539	91,735	60,166	140,972
CAPITAL TRANSACTIONS:
Subscriptions	963,950	1,559,957	500,400	1,855,013
Redemptions	(219,869)	(249,495)	—	(259,432)
ETF transaction fees (See Note 4)	1,087	422	44	962
Net increase in net assets from capital transactions	745,168	1,310,884	500,444	1,596,543
Net increase in net assets	799,707	1,402,619	560,610	1,737,515
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$799,707	$1,402,619	$560,610	$1,737,515
SHARES TRANSACTIONS
Subscriptions	40,000	60,000	20,000	70,000
Redemptions	(10,000)	(10,000)	—	(10,000)
Total increase in shares outstanding	30,000	50,000	20,000	60,000

(a)	Inception date of the Fund was December 8, 2023.
(b)	Inception date of the Fund was December 15, 2023.
(c)	Inception date of the Fund was September 24, 2024.
The accompanying notes are an integral part of these financial statements.

30

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Themes European Luxury ETF	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF
	Period Ended September 30,
	2024(a)	2024(b)	2024(a)	2024(c)
OPERATIONS:
Net investment income/(loss)	$5,488	$(16,441)	$39,547	$19,860
Net realized gain/(loss)	(8,518)	(668,332)	(4,458)	288,170
Net change in unrealized appreciation/ (depreciation)	(414)	(844,623)	213,975	312,072
Net increase/(decrease) in net assets from operations	(3,444)	(1,529,396)	249,064	620,102
CAPITAL TRANSACTIONS:
Subscriptions	714,714	26,651,555	1,939,867	2,650,072
Redemptions	—	(11,994,162)	—	(1,013,200)
ETF transaction fees (See Note 4)	1,092	898	217	195
Net increase in net assets from capital transactions	715,806	14,658,291	1,940,084	1,637,067
Net increase in net assets	712,362	13,128,895	2,189,148	2,257,169
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$712,362	$13,128,895	$2,189,148	$2,257,169
SHARES TRANSACTIONS
Subscriptions	30,000	890,000	70,000	90,000
Redemptions	—	(450,000)	—	(30,000)
Total increase/(decrease) in shares outstanding	30,000	440,000	70,000	60,000

(a)	Inception date of the Fund was December 15, 2023.
(b)	Inception date of the Fund was December 8, 2023.
(c)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

31

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF	Themes Robotics & Automation ETF	Themes Silver Miners ETF
	Period Ended September 30,
	2024(a)	2024(b)	2024(c)	2024(d)
OPERATIONS:
Net investment income/(loss)	$(27)	$9,346	$2,581	$2,264
Net realized gain/(loss)	(550)	62,357	(943)	46,394
Net change in unrealized appreciation	113,164	94,315	60,678	42,987
Net increase in net assets from operations	112,587	166,018	62,316	91,645
CAPITAL TRANSACTIONS:
Subscriptions	502,400	2,428,707	500,000	771,845
Redemptions	—	(1,112,188)	—	(283,999)
ETF transaction fees (See Note 4)	131	1,300	231	579
Net increase in net assets from capital transactions	502,531	1,317,819	500,231	488,425
Net increase in net assets	615,118	1,483,837	562,547	580,070
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$615,118	$1,483,837	$562,547	$580,070
SHARES TRANSACTIONS
Subscriptions	20,000	90,000	20,000	30,000
Redemptions	—	(40,000)	—	(10,000)
Total increase in shares outstanding	20,000	50,000	20,000	20,000

(a)	Inception date of the Fund was September 24, 2024.
(b)	Inception date of the Fund was December 13, 2023.
(c)	Inception date of the Fund was April 22, 2024.
(d)	Inception date of the Fund was May 3, 2024.
The accompanying notes are an integral part of these financial statements.

32

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF	Themes US R&D Champions ETF
	Period Ended September 30,
	2024(a)	2024(b)	2024(c)	2024(b)
OPERATIONS:
Net investment income	$77	$13,279	$158	$3,066
Net realized gain/(loss)	(67)	36,598	—	58,053
Net change in unrealized appreciation	29,756	77,181	41,366	120,753
Net increase in net assets from operations	29,766	127,058	41,524	181,872
CAPITAL TRANSACTIONS:
Subscriptions	528,400	1,061,362	500,000	1,351,213
Redemptions	—	(282,937)	—	(287,557)
ETF transaction fees (See Note 4)	37	486	47	43
Net increase in net assets from capital transactions	528,437	778,911	500,047	1,063,699
Net increase in net assets	558,203	905,969	541,571	1,245,571
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$558,203	$905,969	$541,571	$1,245,571
SHARES TRANSACTIONS
Subscriptions	20,000	40,000	20,000	50,000
Redemptions	—	(10,000)	—	(10,000)
Total increase in shares outstanding	20,000	30,000	20,000	40,000

(a)	Inception date of the Fund was September 24, 2024.
(b)	Inception date of the Fund was December 13, 2023.
(c)	Inception date of the Fund was September 12, 2024.
The accompanying notes are an integral part of these financial statements.

33

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

Themes US Small Cap Cash Flow Champions ETF
Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income	$9,841
Net realized loss	(1,213)
Net change in unrealized appreciation	123,259
Net increase in net assets from operations	131,887
CAPITAL TRANSACTIONS:
Subscriptions	795,242
ETF transaction fees (See Note 4)	893
Net increase in net assets from capital transactions	796,135
Net increase in net assets	928,022
NET ASSETS:
Beginning of the period	—
End of the period	$928,022
SHARES TRANSACTIONS
Subscriptions	30,000
Redemptions	—
Total increase in shares outstanding	30,000

(a)	Inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

34

Themes Airlines ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.33
Net realized and unrealized gain on investments(c)	1.28
Total from investment operations	1.61
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.05
Net asset value, end of period	$26.66
TOTAL RETURN(d)	6.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$800
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.66%
Portfolio turnover rate(d)(f)	27%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

Themes Cloud Computing ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments(c)	3.05
Total from investment operations	3.04
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.01
Net asset value, end of period	$28.05
TOTAL RETURN(d)	12.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,403
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment loss to average net assets(e)	(0.06)%
Portfolio turnover rate(d)(f)	11%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

Themes Copper Miners ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments(c)	2.99
Total from investment operations	3.01
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.03
TOTAL RETURN(e)	12.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$561
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment income to average net assets(f)	3.67%
Portfolio turnover rate(e)(g)	0%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

Themes Cybersecurity ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments(c)	3.92
Total from investment operations	3.94
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.02
Net asset value, end of period	$28.96
TOTAL RETURN(d)	15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,738
Ratio of expenses to average net assets(e)	0.36%
Ratio of net investment income to average net assets(e)	0.10%
Portfolio turnover rate(d)(f)	24%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

Themes European Luxury ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized loss on investments(c)	(1.55)
Total from investment operations	(1.30)
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.05
Net asset value, end of period	$23.75
TOTAL RETURN(d)	(5.02)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$712
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.36%
Portfolio turnover rate(d)(f)	47%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

Themes Generative Artificial Intelligence ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain on investments(c)	4.88
Total from investment operations	4.84
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$29.84
TOTAL RETURN(e)	19.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,129
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment loss to average net assets(f)	(0.15)%
Portfolio turnover rate(e)(g)	58%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

Themes Global Systemically Important Banks ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.98
Net realized and unrealized gain on investments(c)	5.28
Total from investment operations	6.26
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.01
Net asset value, end of period	$31.27
TOTAL RETURN(d)	25.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,189
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	4.30%
Portfolio turnover rate(d)(f)	28%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

Themes Gold Miners ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.40
Net realized and unrealized gain on investments(c)	12.22
Total from investment operations	12.62
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$37.62
TOTAL RETURN(e)	50.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,257
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment income to average net assets(f)	1.63%
Portfolio turnover rate(e)(g)	14%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

Themes Lithium & Battery Metal Miners ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.12
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments(d)	5.63
Total from investment operations	5.63
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.01
Net asset value, end of period	$30.76
TOTAL RETURN(e)	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$615
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment loss to average net assets(f)	(0.30)%
Portfolio turnover rate(e)(g)	0%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

Themes Natural Monopoly ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.30
Net realized and unrealized gain on investments(c)	4.34
Total from investment operations	4.64
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.04
Net asset value, end of period	$29.68
TOTAL RETURN(d)	18.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,484
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.35%
Portfolio turnover rate(d)(f)	113%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

Themes Robotics & Automation ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain on investments(c)	2.99
Total from investment operations	3.12
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.01
Net asset value, end of period	$28.13
TOTAL RETURN(d)	12.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$563
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.10%
Portfolio turnover rate(d)(f)	46%

(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

Themes Silver Miners ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11
Net realized and unrealized gain on investments(c)	3.86
Total from investment operations	3.97
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.03
Net asset value, end of period	$29.00
TOTAL RETURN(d)	16.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$580
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.03%
Portfolio turnover rate(d)(f)	38%

(a)	Inception date of the Fund was May 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

Themes Uranium & Nuclear ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain on investments(d)	1.49
Total from investment operations	1.49
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$27.91
TOTAL RETURN(e)	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$558
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment income to average net assets(f)	0.84%
Portfolio turnover rate(e)(g)	0%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

Themes US Cash Flow Champions ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58
Net realized and unrealized gain on investments(c)	4.60
Total from investment operations	5.18
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.02
Net asset value, end of period	$30.20
TOTAL RETURN(d)	20.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$906
Ratio of expenses to average net assets(e)	0.30%
Ratio of net investment income to average net assets(e)	2.59%
Portfolio turnover rate(d)(f)	20%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

Themes US Infrastructure ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments(c)	2.07
Total from investment operations	2.08
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$27.08
TOTAL RETURN(e)	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$542
Ratio of expenses to average net assets(f)	0.29%
Ratio of net investment income to average net assets(f)	0.61%
Portfolio turnover rate(e)(g)	0%

(a)	Inception date of the Fund was September 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

Themes US R&D Champions ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11
Net realized and unrealized gain on investments(c)	6.03
Total from investment operations	6.14
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$31.14
TOTAL RETURN(e)	24.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,246
Ratio of expenses to average net assets(f)	0.29%
Ratio of net investment income to average net assets(f)	0.47%
Portfolio turnover rate(e)(g)	34%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

Themes US Small Cap Cash Flow Champions ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.40
Net realized and unrealized gain on investments(c)	5.49
Total from investment operations	5.89
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.04
Net asset value, end of period	$30.93
TOTAL RETURN(d)	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$928
Ratio of expenses to average net assets(e)	0.29%
Ratio of net investment income to average net assets(e)	1.74%
Portfolio turnover rate(d)(f)	46%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024
1. ORGANIZATION
The Themes Airlines ETF, Themes Cloud Computing ETF, Themes Copper Miners ETF, Themes Cybersecurity ETF, Themes European Luxury ETF, Themes Generative Artificial Intelligence ETF, Themes Global Systemically Important Banks ETF, Themes Gold Miners ETF, Themes Lithium & Battery Metal Miners ETF, Themes Natural Monopoly ETF, Themes Robotics & Automation ETF, Themes Silver Miners ETF, Themes Uranium & Nuclear ETF, Themes US Cash Flow Champions ETF, Themes US Infrastructure ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF, (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds use a "passive" or indexing approach to achieve their investment objective of tracking the performance, before fees and expenses, of an index comprised of:

Fund	Investment Objectives
Themes Airlines ETF	Companies that have business operations in the airlines industry
Themes Cloud Computing ETF	Companies that have business operations in the field of cloud computing
Themes Copper Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of copper
Themes Cybersecurity ETF	Companies that have business operations in the cybersecurity industry
Themes European Luxury ETF	European companies that have business operations in the luxury industry
Themes Generative Artificial Intelligence ETF	Companies that have business operations in the field of artificial intelligence related industries
Themes Gold Miners ETF	Companies that are active in the gold mining industry
Themes Lithium & Battery Metal Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals
Themes Natural Monopoly ETF	Global companies which exhibit a strong competitive advantage in their sector
Themes Robotics & Automation ETF	Companies whose products and services are focused on robotics and automation solutions in an industrial context
Themes Silver Miners ETF	Companies with significant exposure to the silver mining industry
Themes Uranium & Nuclear ETF	Companies that derive significant revenues from the uranium and nuclear industries
Themes US Cash Flow Champions ETF	U.S. companies with a high cash flow yield
Themes US Infrastructure ETF
Companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects

Themes US R&D Champions ETF	Innovative U.S. companies which exhibit strong and consistent investment in research and development as well as profitability
Themes US Small Cap Cash Flow Champions ETF	Small capitalization U.S. companies with a high cash flow yield

Themes Global Systemically Important Banks ETF is actively managed with an investment objective to seek growth of capital by investing in companies that operate in the global bank sector.

52

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designed of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

53

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on September 30, 2024, are as follows:
Themes Airlines ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$793,716	$ —	$ —	$793,716
Money Market Funds	2,609	—	—	2,609
Total Investments	$796,325	$—	$—	$796,325

Themes Cloud Computing ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,391,641	$ —	$ —	$1,391,641
Money Market Funds	10,013	—	—	10,013
Total Investments	$1,401,654	$—	$—	$1,401,654

Themes Copper Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$559,027	$ —	$ —	$559,027
Money Market Funds	1,208	—	—	1,208
Total Investments	$560,235	$—	$—	$560,235

54

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
Themes Cybersecurity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,733,769	$ —	$ —	$1,733,769
Money Market Funds	2,564	—	—	2,564
Total Investments	$1,736,333	$—	$—	$1,736,333

Themes European Luxury ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$681,817	$ —	$ —	$681,817
Preferred Stocks	26,614	—	—	26,614
Money Market Funds	1,343	—	—	1,343
Total Investments	$709,774	$—	$—	$709,774

Themes Generative Artificial Intelligence ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,078,573	$ —	$ —	$13,078,573
Money Market Funds	37,909	—	—	37,909
Total Investments	$13,116,482	$—	$—	$13,116,482

Themes Global Systemically Important Banks ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,187,287	$ —	$ —	$2,187,287
Money Market Funds	35,725	—	—	35,725
Total Investments	$2,223,012	$—	$—	$2,223,012

Themes Gold Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,238,884	$ —	$ —	$2,238,884
Money Market Funds	5,959	—	—	5,959
Total Investments	$2,244,843	$—	$—	$2,244,843

Themes Lithium & Battery Metal Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$614,203	$ —	$ —	$614,203
Money Market Funds	811	—	—	811
Total Investments	$615,014	$—	$—	$615,014

55

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
Themes Natural Monopoly ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,471,608	$ —	$ —	$1,471,608
Preferred Stocks	7,097	—	—	7,097
Money Market Funds	2,527	—	—	2,527
Total Investments	$1,481,232	$—	$—	$1,481,232

Themes Robotics & Automation ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$558,881	$ —	$ —	$558,881
Money Market Funds	2,741	—	—	2,741
Total Investments	$561,622	$—	$—	$561,622

Themes Silver Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$577,483	$ —	$ —	$577,483
Total Investments	$577,483	$—	$—	$577,483

Themes Uranium & Nuclear ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$556,714	$ —	$ —	$556,714
Money Market Funds	1,374	—	—	1,374
Total Investments	$558,088	$—	$—	$558,088

Themes US Cash Flow Champions ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$900,264	$ —	$ —	$900,264
Money Market Funds	5,049	—	—	5,049
Total Investments	$905,313	$—	$—	$905,313

Themes US Infrastructure ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$540,979	$ —	$ —	$540,979
Money Market Funds	425	—	—	425
Total Investments	$541,404	$—	$—	$541,404

56

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
Themes US R&D Champions ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,241,697	$ —	$ —	$1,241,697
Money Market Funds	3,657	—	—	3,657
Total Investments	$1,245,354	$—	$—	$1,245,354

Themes US Small Cap Cash Flow Champions ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$916,759	$ —	$ —	$916,759
Real Estate Investments Trust	5,214	—	—	5,214
Money Market Funds	5,938	—	—	5,938
Total Investments	$927,911	$—	$—	$927,911

Refer to the Schedule of Investments for industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. A Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including net currency gains and losses, realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

57

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. For the period ended September 30, 2024, the Funds made no distributions to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of September 30, 2024. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly at an annual rate.

Themes Airlines ETF	0.35%
Themes Cloud Computing ETF	0.35%
Themes Copper Miners ETF	0.35%
Themes Cybersecurity ETF	0.35%
Themes European Luxury ETF	0.35%
Themes Generative Artificial Intelligence ETF	0.35%
Themes Global Systemically Important Banks ETF	0.35%
Themes Gold Miners ETF	0.35%
Themes Lithium & Battery Metal Miners ETF	0.35%
Themes Natural Monopoly ETF	0.35%
Themes Robotics & Automation ETF	0.35%
Themes Silver Miners ETF	0.35%
Themes Uranium & Nuclear ETF	0.35%
Themes US Cash Flow Champions ETF	0.29%
Themes US Infrastructure ETF	0.29%
Themes US R&D Champions ETF	0.29%
Themes US Small Cap Cash Flow Champions ETF	0.29%

58

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At September 30, 2024, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. or NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

59

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the period ended September 30, 2024, the aggregate purchases and sales of securities by the Funds (excluding short-term and in-kind transactions) and the in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Themes Airlines ETF	$542,088	$139,314	$459,169	$114,672
Themes Cloud Computing ETF	118,257	249,639	1,541,177	110,429
Themes Copper Miners ETF	49,075	—	449,958	—
Themes Cybersecurity ETF	704,647	292,993	1,358,261	176,075
Themes European Luxury ETF	236,861	225,675	707,523	—
Themes Generative Artificial Intelligence ETF	7,893,161	7,165,280	25,591,530	11,725,416
Themes Global Systemically Important Banks ETF	404,966	312,238	1,885,585	—
Themes Gold Miners ETF	263,738	198,564	2,533,834	959,879
Themes Lithium & Battery Metal Miners ETF	148,725	—	352,315	—
Themes Natural Monopoly ETF	927,278	911,759	2,408,208	1,101,151
Themes Robotics & Automation ETF	712,316	213,470	—	—
Themes Silver Miners ETF	665,348	173,062	270,384	274,142
Themes Uranium & Nuclear ETF	42,078	—	484,881	—
Themes US Cash Flow Champions ETF	128,732	115,432	1,050,592	278,406
Themes US Infrastructure ETF	499,613	—	—	—
Themes US R&D Champions ETF	256,729	263,667	1,337,358	267,526
Themes US Small Cap Cash Flow Champions ETF	324,479	302,853	782,061	—

For the period ended September 30, 2024, there were no long-term purchases or sales of U.S. Government Securities in the Funds.

60

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of September 30, 2024, were as follows:

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
Tax cost of investments	$764,830	$1,323,230	$506,036	$1,632,306	$718,193
Gross unrealized appreciation	93,903	167,673	54,416	243,133	64,609
Gross unrealized depreciation	(62,409)	(89,249)	(216)	(139,105)	(73,027)
Net unrealized appreciation/ (depreciation)	$31,494	$78,424	$54,200	$104,028	$(8,418)
Undistributed ordinary income (loss)	12,135	—	5,966	1,434	5,522
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	12,135	—	5,966	1,434	5,522
Other accumulated earnings (losses)	41	(4,974)	—	(5,077)	(548)
Total accumulated earnings (losses)	$43,670	$73,450	$60,166	$100,385	$(3,444)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
Tax cost of investments	$14,300,100	$2,010,298	$1,956,197	$524,098	$1,398,620
Gross unrealized appreciation	848,032	221,879	307,394	92,070	119,104
Gross unrealized depreciation	(2,031,650)	(9,165)	(18,626)	(1,154)	(36,490)
Net unrealized appreciation/ (depreciation)	$(1,183,618)	$212,714	$288,768	$90,916	$82,614
Undistributed ordinary income (loss)	—	39,694	38,239	21,671	9,299
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	—	39,694	38,239	21,671	9,299
Other accumulated earnings (losses)	(1,049,535)	(3,340)	(5,130)	—	(9,948)
Total accumulated earnings (losses)	$(2,233,153)	$249,068	$321,877	$112,587	$81,965

61

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
Tax cost of investments	$500,991	$543,744	$533,659	$834,416	$500,038
Gross unrealized appreciation	77,188	42,329	25,629	90,334	42,068
Gross unrealized depreciation	(16,554)	(8,590)	(1,199)	(19,437)	(702)
Net unrealized appreciation/ (depreciation)	$60,634	$33,739	$24,430	$70,897	$41,366
Undistributed ordinary income (loss)	2,270	8,491	5,336	13,453	158
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	2,270	8,491	5,336	13,453	158
Other accumulated earnings (losses)	(588)	(223)	—	(1,442)	—
Total accumulated earnings (losses)	$62,316	$42,007	$29,766	$82,908	$41,524

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
Tax cost of investments	$1,131,700	$804,934
Gross unrealized appreciation	140,511	144,215
Gross unrealized depreciation	(26,857)	(21,238)
Net unrealized appreciation/ (depreciation)	$113,654	$122,977
Undistributed ordinary income (loss)	27,709	9,857
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	27,709	9,857
Other accumulated earnings (losses)	—	(931)
Total accumulated earnings (losses)	$141,363	$131,903

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

62

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

	Total Distributable Earnings/(Loss)	Capital Stock
Themes Airlines ETF	$(10,869)	$10,869
Themes Cloud Computing ETF	(18,285)	18,285
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	(40,587)	40,587
Themes European Luxury ETF	—	—
Themes Generative Artificial Intelligence ETF	(703,757)	703,757
Themes Global Systemically Important Banks ETF	4	(4)
Themes Gold Miners ETF	(298,225)	298,225
Themes Lithium & Battery Metal Miners ETF	—	—
Themes Natural Monopoly ETF	(84,053)	84,053
Themes Robotics & Automation ETF	—	—
Themes Silver Miners ETF	(49,638)	49,638
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	(44,150)	44,150
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	(40,509)	40,509
Themes US Small Cap Cash Flow Champions ETF	16	(16)

These permanent tax differences relate to net operating losses, in-kind redemptions and non-deductible excise tax.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended September 30, 2024, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Themes Airlines ETF	$ —	$ —
Themes Cloud Computing ETF	—	513
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	—	—
Themes European Luxury ETF	—	—
Themes Generative Artificial Intelligence ETF	—	—
Themes Global Systemically Important Banks ETF	—	13,345
Themes Gold Miners ETF	—	—
Themes Lithium & Battery Metal Miners ETF	—	—
Themes Natural Monopoly ETF	—	—
Themes Robotics & Automation ETF	—	—
Themes Silver Miners ETF	—	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	—	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	—	—

63

Themes ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
Capital loss carry forwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At September 30, 2024, the Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT
Themes Airlines ETF	$ —	$ —
Themes Cloud Computing ETF	(4,492)	—
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	(5,127)	—
Themes European Luxury ETF	(591)	—
Themes Generative Artificial Intelligence ETF	(1,036,476)	—
Themes Global Systemically Important Banks ETF	(3,337)	—
Themes Gold Miners ETF	(5,178)	—
Themes Lithium & Battery Metal Miners ETF	—	—
Themes Natural Monopoly ETF	(9,995)	—
Themes Robotics & Automation ETF	(597)	—
Themes Silver Miners ETF	(214)	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	(1,442)	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	(931)	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

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Themes ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of
Trustees of Themes ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Themes ETF Trust comprising the funds listed below (the “Funds”) as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Themes Airlines ETF, Themes Cybersecurity ETF, and Themes Generative Artificial Intelligence ETF	For the period from December 8, 2023 (commencement of operations) through September 30, 2024
Themes Gold Miners ETF, Themes Natural Monopoly ETF, Themes US Cash Flow Champions ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF	For the period from December 13, 2023 (commencement of operations) through September 30, 2024
Themes Cloud Computing ETF, Themes European Luxury ETF, and Themes Global Systemically Important Banks ETF	For the period from December 15, 2023 (commencement of operations) through September 30, 2024
Themes Robotics & Automation ETF	For the period from April 22, 2024 (commencement of operations) through September 30, 2024
Themes Silver Miners ETF	For the period from May 3, 2024 (commencement of operations) through September 30, 2024
Themes US Infrastructure ETF	For the period from September 12, 2024 (commencement of operations) through September 30, 2024
Themes Copper Miners ETF, Themes Lithium & Battery Metal Miners ETF, and Themes Uranium & Nuclear ETF	For the period from September 24, 2024 (commencement of operations) through September 30, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures

65

Themes ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 22, 2024

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Themes ETF Trust
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (Unaudited)
At a meeting held on March 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 31 series of shares (each, a “Fund” and together, the “Funds”), including Themes Copper Miners ETF, Themes Lithium & Battery Metal Miners ETF, Themes Uranium & Nuclear ETF and Themes US Infrastructure ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes. The Trustees noted having met with Independent Trustee Counsel prior to today’s Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response along with the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) the memorandum from Practus that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each Fund, information on the indexes that will be utilized by the respective Funds along with information on the index providers, summaries of its compliance program, including Themes Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
In this regard, the Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for tracking each Fund’s benchmark index (where applicable) and assuring compliance with each Fund’s investment objectives and limitations; the anticipated coordination of services for the Funds among the service providers, and the anticipated efforts of Themes to promote the Funds and grow their assets. The Board considered that an initial wave of Themes ETFs was launched in December 2023 and while Themes was a newly formed entity with limited experience managing registered funds, its personnel had significant experience in managing the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the trading and operational capabilities of Themes, noting that Themes had recently hired a new marketing project manager and a new portfolio manager to further build the infrastructure to support the Funds. After reviewing the foregoing and further information from Themes, and notwithstanding the limited operating experience of Themes as an entity, the Board concluded that the personnel at Themes have the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.

67

Themes ETF Trust
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (Unaudited)(Continued)
2. Investment Performance of the Funds and Themes.
The Board noted that the Funds had not commenced operations and therefore consideration of a Fund’s performance was not relevant at this time. As such, there was no investment performance to review at this time. The Board acknowledged examples of previously launched Themes ETFs which experienced rapid growth and outperformed their respective benchmark.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the Funds.
In this regard, the Board considered the financial condition of Themes and the level of commitment to the Funds by its owners and the expenses of each Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management needed in each Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective Funds. The Board considered how the Funds’ management fees compare to other similar funds, noting that each Fund’s management fee was in line with or lower than the management fees charged by the similar fund. They also compared the Funds’ expense ratios to the respective group of similar funds, as applicable, finding that each Fund’s expense ratio was lowest to an average similar fund. Following a review of the comparative information provided for each Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
In this regard, the Board considered each Fund’s proposed fee arrangements with Themes, noting that each Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each Fund. The Board considered that economies of scale would be realized as the Funds grow as operationally Themes is able to handle significant growth without a corresponding increase in costs. Following further discussion of each Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures. The Board considered that Themes does not currently manage any other investments for clients. The Board also considered potential benefits for Themes in managing the Funds. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

68

Themes ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for each Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2024, was 0% for each Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0% for each Fund.
For the period ended September 30, 2024, the Themes European Luxury ETF earned $8,961 of foreign sourced income and paid $1,974 of foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

69

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	December 5, 2024

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	December 5, 2024